Quarterly Holdings Report
for
Strategic Advisers® Tax-Sensitive Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2026
TSS-NPRT1-1026
1.9885907.108
Fixed-Income Funds - 10.7%
	Shares	Value ($)
Federated Hermes Municipal Ultrashort Fund Institutional Shares	6,561,778	65,683,396
JPMorgan Ultra-Short Municipal Inc ETF	1,378,669	70,256,972
Vanguard Ultra Short-Term Tax-Exempt Fund Class Admiral	12,893,328	204,101,381
TOTAL FIXED-INCOME FUNDS (Cost $341,075,935)		340,041,749

Municipal Securities - 79.8%
	Principal Amount (a)	Value ($)
Alabama - 4.9%
Electric Utilities - 0.4%
Chatom Ala Indl Dev Brd Rev (National Rural Utilities Cooperative Finance Corp Proj.) 2.9% tender 8/1/2037 (b)	7,000,000	7,002,307
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.15% tender 6/1/2034 (b)	2,790,000	2,790,046
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	235,000	236,516
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 2.75% tender 7/15/2034 (b)	1,255,000	1,244,713
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 3.3% 12/1/2036 VRDN (b)(c)	200,000	200,000
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) Series FIRST 2023, 3.15% 8/1/2063 VRDN (b)(c)	805,000	805,000
TOTAL ELECTRIC UTILITIES		12,278,582
General Obligations - 3.7%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	7,825,000	7,874,375
Black Belt Energy Gas Dist Ala Gas Supply Rev U.S. SOFR Index + 1.4%, 3.838% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada) (b)(i)	5,000,000	5,008,843
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	375,000	387,700
Black Belt Energy Gas District 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	250,000	256,077
Black Belt Energy Gas District 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	755,000	778,582
Black Belt Energy Gas District 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,038,783
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	9,090,000	9,467,465
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	8,700,000	8,768,556
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	11,350,000	11,426,726
Black Belt Energy Gas District Series 2021 C 2, SIFMA Municipal Swap Index + 0.35%, 2.63% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)(i)	5,350,000	5,350,000
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	9,660,000	9,905,542
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,110,000	2,201,611
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	685,000	695,911
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2027	1,250,000	1,266,357
Black Belt Energy Gas District Series 2025 D, 5% 2/1/2028 (Pacific Life Insurance Co Guaranteed)	290,000	296,111
Black Belt Energy Gas District Series 2025 F, 5% 12/1/2028 (Pacific Life Global Funding II Guaranteed)	1,000,000	1,031,219
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2027 (PNC Financial Services Group Inc/The Guaranteed)	1,000,000	1,017,580
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2028 (PNC Financial Services Group Inc/The Guaranteed)	1,000,000	1,027,726
Black Belt Energy Gas District Series 2026 D, 5% 8/1/2033 (Massachusetts Mutual Life Insurance Co Guaranteed)	1,000,000	1,051,627
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2028	1,400,000	1,442,176
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2029	60,000	62,041
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2030	1,500,000	1,556,129
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	450,000	462,310
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2027	1,030,000	1,048,025
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2028	1,305,000	1,344,304
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2029	710,000	736,147
Black Belt Energy Gas District Series 2026C, 5% 12/1/2028 (Bank of America Corp Guaranteed)	375,000	386,625
Black Belt Energy Gas District Series 2026C, 5% 6/1/2028 (Bank of America Corp Guaranteed)	2,030,000	2,081,773
Black Belt Energy Gas District Series 2026F, 5% 6/1/2027	800,000	808,619
Black Belt Energy Gas District Series 2026G, 5% 6/1/2028 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	705,000	722,618
Black Belt Energy Gas District Series 2026G, 5% 6/1/2029 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	2,345,000	2,426,121
Black Belt Energy Gas District Series 2026G, 5% 6/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	3,280,000	3,432,251
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026 A1, 5% 10/1/2027 (Morgan Stanley Guaranteed)	750,000	762,318
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026 A1, 5% 10/1/2029 (Morgan Stanley Guaranteed)	550,000	569,752
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026 A1, 5% 4/1/2029 (Morgan Stanley Guaranteed)	500,000	516,567
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026 A1, 5% 4/1/2030 (Morgan Stanley Guaranteed)	1,000,000	1,039,098
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2031 (Equitable Financial Life Global Funding Guaranteed)	750,000	771,021
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2032 (Equitable Financial Life Global Funding Guaranteed)	825,000	846,570
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	1,955,000	2,001,624
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2027 (Pacific Life Insurance Co Guaranteed)	2,500,000	2,523,222
Southeast Energy Auth Commodity Supply Rev Ala Series 2021 A, 4% tender 11/1/2051 (Goldman Sachs Group Inc/The Guaranteed) (b)	395,000	398,895
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5% 7/1/2027	1,185,000	1,199,823
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% 7/1/2028	1,945,000	2,003,973
Southeast Energy Authority A Cooperative District 5% 1/1/2029 (Athene Annuity and Life Co Guaranteed)	1,310,000	1,328,272
Southeast Energy Authority A Cooperative District 5% 6/1/2030 (Athene Annuity and Life Co Guaranteed)	175,000	177,734
Southeast Energy Authority A Cooperative District 5% 7/1/2028 (Athene Annuity and Life Co Guaranteed)	1,250,000	1,265,971
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	395,000	396,026
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	895,000	911,177
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,030,540
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2029 (Pacific Life Insurance Co Guaranteed)	1,000,000	1,037,432
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2031 (Athene Annuity and Life Co Guaranteed)	325,000	329,939
Southeast Energy Authority A Cooperative District Series 2025A, 5% 6/1/2032 (Athene Annuity and Life Co Guaranteed)	825,000	835,963
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2028 (New York Life Insurance Co Guaranteed)	930,000	959,437
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2029 (New York Life Insurance Co Guaranteed)	685,000	713,723
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2030 (New York Life Insurance Co Guaranteed)	690,000	723,638
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2027 (JPMorgan Securities LLC Guaranteed)	3,675,000	3,748,347
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2028 (JPMorgan Securities LLC Guaranteed)	2,600,000	2,695,074
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	4,525,000	4,790,587
TOTAL GENERAL OBLIGATIONS		118,936,653
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.66% 11/1/2042 VRDN (b)	2,346,000	2,346,000
Industrial Development - 0.2%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.69% 8/1/2036 VRDN (b)(c)	5,500,000	5,500,000
Other - 0.2%
Black Belt Energy Gas District 5% 11/1/2026	2,225,000	2,231,005
Black Belt Energy Gas District 5% 11/1/2029	4,500,000	4,667,082
TOTAL OTHER		6,898,087
Synthetics - 0.3%
Black Belt Energy Gas District Participating VRDN 2.58% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	6,800,000	6,800,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 2.58% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,600,000	1,600,000
TOTAL SYNTHETICS		8,400,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	445,000	445,749
Jefferson Cnty AL Swr Rev 5% 10/1/2027	410,000	419,448
TOTAL WATER & SEWER		865,197
TOTAL ALABAMA		155,224,519
Alaska - 0.1%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	465,000	475,475
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	185,000	193,342
TOTAL GENERAL OBLIGATIONS		668,817
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	280,000	276,259
Other - 0.0%
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5% 12/1/2026 (c)	510,000	512,364
Transportation - 0.1%
Alaska Airport 5% 10/1/2028 (c)	1,000,000	1,040,508
Municipality of Anchorage AK Series 2026A, 5% 2/1/2028 (c)	500,000	512,594
Municipality of Anchorage AK Series 2026A, 5% 2/1/2031 (c)	775,000	820,312
TOTAL TRANSPORTATION		2,373,414
TOTAL ALASKA		3,830,854
Arizona - 3.3%
Education - 0.0%
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2023A, 5% 11/1/2028	905,000	935,844
Northern Ariz Univ Ctfs Partn 5% 9/1/2026 (Assured Guaranty Inc Insured)	1,540,000	1,540,000
TOTAL EDUCATION		2,475,844
Electric Utilities - 0.1%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.48% 5/1/2029 VRDN (b)	3,300,000	3,300,000
Health Care - 0.1%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	2,120,000	2,184,910
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2027	750,000	764,569
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2028	700,000	726,606
TOTAL HEALTH CARE		3,676,085
Housing - 0.7%
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 10/1/2027	275,000	284,774
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 10/1/2028	315,000	335,392
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 10/1/2029	170,000	184,999
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 10/1/2030	175,000	194,078
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 4/1/2027	130,000	132,546
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 4/1/2028	320,000	336,179
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 4/1/2029	150,000	161,484
Arizona Indl Dev Auth Single Family Mtg Rev (AZ Hsg 6/1/24 Proj.) Series 2026A, 6% 4/1/2030	175,000	192,211
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	2,794,000	2,762,276
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 2/1/2058 (b)	3,000,000	3,000,000
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2058 (b)	3,000,000	3,010,142
Phoenix AZ Indl Rev Auth Mfh Series 2025, 3.1% tender 2/1/2059 (b)	3,500,000	3,500,791
Pima Cnty AZ Ida Multifamily 2.71% tender 10/1/2059 (b)	8,015,000	7,955,932
TOTAL HOUSING		22,050,804
Industrial Development - 0.8%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	11,300,000	11,410,395
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	3,025,000	3,064,622
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series FIRST 2022 1, 5% tender 9/1/2042 (b)(c)	7,400,000	7,470,765
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (b)(c)	4,000,000	4,019,269
TOTAL INDUSTRIAL DEVELOPMENT		25,965,051
Resource Recovery - 1.2%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3% tender 12/1/2035 (b)(c)	37,405,000	37,387,543
Synthetics - 0.4%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.51% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,500,000	1,500,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 2.56% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	7,015,000	7,015,000
Maricopa Cnty AZ Indl Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 BAML6037, 3.2% 4/1/2056 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,835,000	2,835,000
TOTAL SYNTHETICS		11,350,000
Water & Sewer - 0.0%
Phoenix Arizona Civic Imp Wtr Series 2014B, 5% 7/1/2027	400,000	401,501
TOTAL ARIZONA		106,606,828
Arkansas - 0.3%
Health Care - 0.0%
Pulaski Cnty AR Hosp Rev (Arkansas Childrens Hospital AR Proj.) Series 2026, 5% 3/1/2031	1,150,000	1,235,925
Housing - 0.1%
Arkansas St Dfa Sfmly Mtg Rev (AR Single Family Mortgage Proj.) Series 2026B, 2.875% tender 7/1/2057 (b)	3,000,000	2,998,077
Industrial Development - 0.2%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.69% 6/1/2028 VRDN (b)(c)	400,000	400,000
Lowell Ark Indl Dev Rev Series 1996, 2.42% 6/1/2031 VRDN (b)(c)	5,800,000	5,800,000
TOTAL INDUSTRIAL DEVELOPMENT		6,200,000
TOTAL ARKANSAS		10,434,002
California - 3.9%
Education - 0.0%
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2027	405,000	410,684
California Stwd Cmnty Dev Auth Student Hsg Rev Series 2021, 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	900,000	948,667
TOTAL EDUCATION		1,359,351
Electric Utilities - 0.2%
Los Angeles CA Wtr & Pwr Rev Series 2025 D, 5% 7/1/2028	1,000,000	1,042,483
Southern CA Pub Pwr Auth Proj Series 2025B, 3.7% tender 7/1/2040 (b)	3,000,000	3,002,670
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	1,850,000	1,924,850
TOTAL ELECTRIC UTILITIES		5,970,003
General Obligations - 0.5%
California Community Choice Financing Authority 5% 9/1/2027 (Morgan Stanley Guaranteed)	1,100,000	1,117,303
California Community Choice Financing Authority Series 2023C, 5% 10/1/2026	625,000	625,664
California Community Choice Financing Authority Series 2025C, 5% 10/1/2028 (American General Life Insurance Co Guaranteed)	1,565,000	1,602,197
California Community Choice Financing Authority Series 2025C, 5% 10/1/2029 (American General Life Insurance Co Guaranteed)	1,250,000	1,287,911
California Community Choice Financing Authority Series 2025C, 5% 4/1/2030 (American General Life Insurance Co Guaranteed)	1,250,000	1,290,834
California Community Choice Financing Authority Series 2026E, 5% 7/1/2030 (Alphabet Inc Guaranteed)	500,000	527,041
San Joaquin Valley Clean Energy Authority 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,024,311
San Joaquin Valley Clean Energy Authority 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	1,125,000	1,162,278
Southern CA Pub Pwr Auth Series 2024 A, 5% 9/1/2029 (American General Life Insurance Co Guaranteed)	650,000	672,570
State of California Gen. Oblig. 5% 10/1/2026	2,905,000	2,910,835
State of California Gen. Oblig. 5% 3/1/2028	65,000	65,130
State of California Gen. Oblig. 5% 8/1/2030 (h)	2,575,000	2,780,855
TOTAL GENERAL OBLIGATIONS		15,066,929
Health Care - 0.3%
California Statewide Community Development Authority Rev 5% 10/1/2028 (f)	10,000,000	10,429,603
Housing - 0.5%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2023 ISSUE V, 5% tender 5/1/2054 (b)	5,000,000	5,005,493
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2026 T, 2.9% tender 5/1/2056 (b)	4,809,000	4,785,456
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3.25% tender 6/1/2056 (b)	968,000	967,062
Los Angeles CA Multifamily Rev Series 2026D, 2.85% tender 5/1/2060 (b)	623,000	618,489
Los Angeles Cnty Calif Dev Auth Multifamily Hsg Rev (La County West La Va 156/157 Proj.) Series 2023C, 3.75% tender 12/1/2046 (b)	3,000,000	3,001,158
TOTAL HOUSING		14,377,658
Lease Revenue - 0.1%
City of Oakland CA TRAN Series 2026 27, 5% 6/30/2027	2,500,000	2,552,218
Other - 0.1%
California Health Facs Fing Auth Rev 0% tender 11/3/2026 CP mode	4,345,000	4,343,742
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	395,000	378,106
TOTAL OTHER		4,721,848
Resource Recovery - 1.2%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.05% tender 7/1/2051 (b)(c)	3,800,000	3,796,681
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 2.95% tender 7/1/2041 (b)(c)	3,800,000	3,798,912
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2026A, 2.875% tender 3/1/2056 (b)(c)	800,000	799,869
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 3.45% tender 12/1/2044 (b)(c)	5,900,000	5,903,957
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 2.875% tender 11/1/2041 (b)(c)	4,500,000	4,501,068
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	3,700,000	3,709,818
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 2.95% tender 11/1/2042 (b)(c)	6,600,000	6,597,419
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3% tender 7/1/2043 (b)(c)(f)	4,300,000	4,294,303
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.45% tender 11/1/2040 (b)(c)	3,100,000	3,101,401
TOTAL RESOURCE RECOVERY		36,503,428
Synthetics - 0.6%
California Community Choice Financing Authority Participating VRDN Series 2026 XL0727, 2.53% 4/1/2056 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,200,000	2,200,000
California Community Choice Financing Authority Participating VRDN Series 2026 XM1346, 2.9% 4/1/2056 (b)(d)	2,520,000	2,520,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 2.56% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,500,000	1,500,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 2.56% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	2,600,000	2,600,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 2.56% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	7,310,000	7,310,000
San Jose CA Mf Hsg Participating VRDN Series 2025 CF7005, 2.4% 9/1/2048 (b)(d)	1,969,311	1,969,311
TOTAL SYNTHETICS		18,099,311
Transportation - 0.4%
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (c)	6,515,000	6,730,056
Los Angeles CA Dept Arpts Rev Series 2026B, 5% 5/15/2028 (c)(h)	2,000,000	2,065,914
Port Oakland Calif Rev Series 2017E, 5% 11/1/2026	3,910,000	3,924,740
Sacramento Cnty CA Arpt Sys Rv Series 2025A, 5% 7/1/2029 (c)	1,100,000	1,156,767
TOTAL TRANSPORTATION		13,877,477
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (g)	225,000	214,015
TOTAL CALIFORNIA		123,171,841
Colorado - 1.6%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 2.63% 6/1/2029, LOC Deutsche Bank AG VRDN (b)	265,000	265,000
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% tender 11/15/2049 (b)	905,000	909,488
Health Care - 0.5%
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	4,420,000	4,604,878
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2026	400,000	401,318
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	7,000,000	7,289,084
TOTAL HEALTH CARE		12,295,280
Housing - 0.4%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (b)	9,090,000	9,094,185
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	40,000	40,297
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	30,000	30,280
Denver Colo City & Cnty Hsg Auth Multifamily Hsg Rev Series 2025A, 5% 6/1/2029	135,000	139,646
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 2.75% tender 5/1/2042 (b)	1,100,000	1,100,058
TOTAL HOUSING		10,404,466
Other - 0.0%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2025, 3.375% tender 7/1/2044 (b)	1,145,000	1,149,080
Special Tax - 0.2%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2027 (Assured Guaranty Inc Insured)	1,000,000	1,027,142
Denver Colo Convention Ctr Hotel Auth Rev Series 2016, 5% 12/1/2026	1,500,000	1,506,271
Denver Colo Convention Ctr Hotel Auth Rev Series 2016, 5% 12/1/2027	400,000	401,619
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2029 (Assured Guaranty Inc Insured)	1,000,000	1,062,296
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2030 (Assured Guaranty Inc Insured)	800,000	859,672
Park Creek Met Dist Colo Ltd Ppty Tax Supported Rev Series 2025, 5% 12/1/2031 (Assured Guaranty Inc Insured)	800,000	867,640
TOTAL SPECIAL TAX		5,724,640
Synthetics - 0.2%
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 2.58% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,935,000	1,935,000
Platte River Power Authority Participating VRDN Series 2026 XL0752, 2.32% 6/1/2056 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,040,000	6,040,000
TOTAL SYNTHETICS		7,975,000
Transportation - 0.3%
Denver CO City & Cnty Arpt 5% 11/15/2026	800,000	803,867
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (c)	775,000	778,945
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2030 (c)	2,530,000	2,581,035
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	2,315,000	2,377,546
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2028 (c)	400,000	416,821
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (c)	185,000	192,323
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2027 (c)	3,035,000	3,114,182
E-470 Pub Hwy Auth Colo Rev Series 2026 B, 3.152% tender 9/1/2039 (b)	750,000	748,964
TOTAL TRANSPORTATION		11,013,683
TOTAL COLORADO		49,736,637
Connecticut - 0.4%
Education - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,000,000	1,001,750
General Obligations - 0.1%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	200,000	203,979
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	1,250,000	1,301,186
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Inc Insured)	710,000	739,388
West Haven CT Gen. Oblig. Series 2021, 4% 9/15/2026	255,000	255,092
TOTAL GENERAL OBLIGATIONS		2,499,645
Housing - 0.2%
Norwalk Conn Hsg Auth Multifamily Hsg Rev Series 2024, 3.05% tender 9/1/2058 (b)	5,000,000	5,003,350
Other - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2025 SUB D 2, 3.1% tender 11/15/2064 (b)	1,225,000	1,224,381
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2031	500,000	521,075
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	605,000	630,891
TOTAL SPECIAL TAX		1,151,966
Water & Sewer - 0.1%
Aquarion Water Authority Series 2026B, 5.25% 2/1/2029	840,000	885,882
Aquarion Water Authority Series 2026B, 5.25% 2/1/2030	905,000	970,566
TOTAL WATER & SEWER		1,856,448
TOTAL CONNECTICUT		12,737,540
District Of Columbia - 0.2%
Education - 0.0%
District Columbia Rev Series 2017 A, 5% 7/1/2027	500,000	506,184
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2022, 2.875% tender 9/1/2041 (b)	2,750,000	2,750,000
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	1,790,000	1,800,254
District Columbia Hsg Fin Mult Series 2025A, 5% 3/1/2028	1,025,000	1,053,169
TOTAL HOUSING		5,603,423
Other - 0.0%
District of Columbia Housing Finance Agency Series 2025 B, 5% tender 3/1/2029 (b)	1,425,000	1,461,452
TOTAL DISTRICT OF COLUMBIA		7,571,059
District Of Columbia,Virginia - 0.5%
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	145,000	145,248
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2026 (c)	325,000	325,556
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	1,760,000	1,799,917
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2028 (c)	1,005,000	1,044,677
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (c)	1,785,000	1,825,484
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (c)	920,000	921,574
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2028 (c)	700,000	727,636
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	1,690,000	1,756,721
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (c)	1,695,000	1,697,900
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	3,985,000	4,075,379
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2027 (c)	550,000	562,474
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		14,882,566
Florida - 5.0%
Education - 0.0%
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2028	500,000	519,199
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2029	625,000	658,958
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2026	750,000	751,880
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2027	165,000	168,852
TOTAL EDUCATION		2,098,889
Electric Utilities - 0.1%
Florida St Mun Pwr Agy Rev (Fmpa St Lucie Project Proj.) Series 2021 A, 5% 10/1/2026	300,000	300,546
Florida St Mun Pwr Agy Rev Series 2016A, 5% 10/1/2028	1,405,000	1,407,658
TOTAL ELECTRIC UTILITIES		1,708,204
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2031 (Pre-refunded to 10/1/2026 at 100) (c)	625,000	626,156
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2032 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	500,925
Orange Cnty FL Health Facs Auth Rev 5% tender 11/15/2052 (b)	745,000	748,271
TOTAL ESCROWED/PRE-REFUNDED		1,875,352
General Obligations - 0.7%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2027	1,015,000	1,033,671
Broward County FL School District Series 2025, 5% 7/1/2028 (Assured Guaranty Inc Insured)	2,105,000	2,191,197
Broward County FL School District TAN Series 2026, 4% 6/24/2027	4,000,000	4,041,031
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2029 (Assured Guaranty Inc Insured)	1,000,000	1,057,125
Flagler Cnty FL Sch Brd Ctfs Partn (Flagler Cnty Fla Sch Dist Proj.) Series 2024, 5% 8/1/2029 (Assured Guaranty Inc Insured)	2,000,000	2,109,446
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	65,000	65,123
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	55,000	56,335
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2028 (Assured Guaranty Inc Insured)	1,300,000	1,348,661
Miami-Dade Cnty FL Sch Dist TAN Series 2026, 4% 1/7/2027	9,000,000	9,044,183
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2029	720,000	763,123
TOTAL GENERAL OBLIGATIONS		21,709,895
Health Care - 0.5%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	325,000	336,383
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2027	150,000	152,736
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2012I 5, 2.28% 11/15/2035 VRDN (b)	2,100,000	2,100,000
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2025 C, 3.03% 11/15/2060 (Liquidity Facility PNC Bank NA) VRDN (b)	2,500,000	2,500,000
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, Fl Proj.) Series 2019 D, 2.32% 8/1/2036 VRDN (b)	170,000	170,000
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, Fl Proj.) Series 2019E, 2.32% 8/1/2036 VRDN (b)	640,000	640,000
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2026	1,500,000	1,506,531
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) Series 2026A 2, 5% tender 4/1/2065 (b)	401,000	432,445
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2026A, 5% 11/15/2029	1,505,000	1,590,669
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	5,370,000	5,393,899
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2019B, 5% 10/1/2026	1,400,000	1,402,300
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	505,000	515,495
TOTAL HEALTH CARE		16,740,458
Housing - 0.5%
Fla Hsg Fin Corp Multifamily Mtg Rev (Brownsville Transit Vge Proj.) 3.35% tender 10/1/2027 (b)	2,250,000	2,250,648
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,370,000	1,370,597
Lee Cnty FL Hsg Fin Auth Mfh 2.95% tender 1/1/2060 (b)	2,500,000	2,477,422
Lee Cnty FL Hsg Fin Auth Mfh Series 2025 B, 3.125% tender 10/1/2029 (b)	1,750,000	1,750,925
Lee Cnty FL Hsg Fin Auth Mfh Series 2026, 2.95% tender 8/1/2046 (b)	5,000,000	4,942,363
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2025B, 3.55% tender 3/1/2029 (b)	2,000,000	2,016,000
TOTAL HOUSING		14,807,955
Other - 0.2%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2025 S, 2.85% tender 10/1/2043 (b)	2,000,000	1,991,638
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 1/1/2045 (b)	5,000,000	5,015,852
TOTAL OTHER		7,007,490
Pooled Loans - 0.0%
Florida Local Government Finance Commission 2.59% 10/7/2026, LOC JPMorgan Chase Bank NA CP	1,625,000	1,624,910
Resource Recovery - 0.3%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	2,035,000	2,033,876
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 3.25% tender 11/1/2048 (b)(c)	6,100,000	6,099,799
TOTAL RESOURCE RECOVERY		8,133,675
Special Tax - 0.7%
County of Pasco FL Series 2023 A, 5.25% 9/1/2026 (Assured Guaranty Inc Insured)	275,000	275,000
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.1% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	19,800,000	19,800,000
Southeast Overtown Park West Community Redevelopment Agency Series 2025 A, 5% 3/1/2028 (Assured Guaranty Inc Insured)	670,000	690,502
Southeast Overtown Park West Community Redevelopment Agency Series 2025B, 5% 3/1/2028 (Assured Guaranty Inc Insured)	745,000	767,796
TOTAL SPECIAL TAX		21,533,298
Synthetics - 1.0%
Cap Trust FL Landfill Participating VRDN Series 2025 YX1371, 3.3% 12/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,400,000	1,400,000
Florida Dev Fin Corp Rev Participating VRDN 3.4% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,225,000	3,225,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 2.48% 7/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	3,610,000	3,610,000
Florida St Brd Ed Pub Ed Gen. Oblig. Participating VRDN Series 2026 CF7108, 2.31% 6/1/2038 (Liquidity Facility Citibank NA) (b)(d)	4,980,000	4,980,000
Greater Orlando Aviation Auth Participating VRDN 3.18% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,390,000	2,390,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.51% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	920,000	920,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2026 XG0636, 3.25% 1/1/2065 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,870,000	5,870,000
Miami-Dade Cnty FL Aviat Rev Participating VRDN Series 2025 CF7044, 2.43% 10/1/2040 (Liquidity Facility Citibank NA) (b)(c)(d)	6,000,000	6,000,000
Orlando Health Participating VRDN Series 2022 026, 2.53% 10/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(d)	495,000	495,000
Palm Beach County FL Health Facs Auth Rev Participating VRDN Series 2023 003, 2.63% 10/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,370,000	3,370,000
TOTAL SYNTHETICS		32,260,000
Transportation - 0.9%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2026 (c)	1,000,000	1,001,608
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2027 (c)	1,250,000	1,276,735
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2027 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	500,925
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2029 (Pre-refunded to 10/1/2026 at 100) (c)	500,000	500,925
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2030 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,001,849
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2033 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,001,849
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2034 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,001,849
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2035 (Pre-refunded to 10/1/2026 at 100) (c)	1,000,000	1,001,849
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (c)	10,000	10,018
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2028 (c)	3,400,000	3,532,836
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2027 (c)	535,000	546,845
Lee Cnty FL Airport 5% 10/1/2027 (c)	1,450,000	1,481,480
Lee Cnty FL Airport 5% tender 10/1/2056 (b)(c)	125,000	132,439
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2028 (c)	4,100,000	4,258,500
Miami-Dade Cnty FL Aviat Rev Series 2026A, 5% 10/1/2026 (c)	700,000	701,198
Miami-Dade Cnty FL Aviat Rev Series 2026A, 5% 10/1/2027 (c)	1,750,000	1,787,428
Miami-Dade Cnty FL Aviat Rev Series 2026A, 5% 10/1/2028 (c)	2,095,000	2,175,990
Miami-Dade Cnty FL Aviat Rev Series 2026A, 5% 10/1/2029 (c)	1,000,000	1,050,547
Miami-Dade Cnty FL Seaport Rev 5% 10/1/2027 (c)	2,625,000	2,679,110
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (c)	105,000	105,169
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (c)	2,100,000	2,144,914
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2028 (c)	1,250,000	1,299,350
TOTAL TRANSPORTATION		29,193,413
TOTAL FLORIDA		158,693,539
Georgia - 3.5%
Electric Utilities - 1.1%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2.65% 1/1/2038 VRDN (b)	9,090,000	9,090,000
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.9% tender 8/1/2043 (b)	1,200,000	1,190,140
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 3.1% 7/1/2049 VRDN (b)	3,850,000	3,850,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	260,000	260,544
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	1,385,000	1,387,607
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 3.05% 11/1/2052 VRDN (b)	2,400,000	2,400,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,165,000	1,176,932
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	6,000,000	6,024,029
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3% tender 10/1/2032 (b)	1,525,000	1,520,543
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3% tender 10/1/2032 (b)	1,000,000	997,077
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series NINTH 1994, 3% tender 10/1/2032 (b)	1,315,000	1,311,157
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 1994, 3% tender 10/1/2032 (b)	355,000	353,962
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,000,000	2,007,772
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2026	870,000	873,368
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2027	420,000	423,300
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	375,000	386,631
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	610,000	612,443
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	565,000	569,836
TOTAL ELECTRIC UTILITIES		34,435,341
General Obligations - 1.5%
Main Street Natural Gas Inc 4% 12/1/2026 (Citigroup Inc Guaranteed)	2,200,000	2,203,113
Main Street Natural Gas Inc 4% 12/1/2027 (Citigroup Inc Guaranteed)	3,235,000	3,254,663
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	2,725,000	2,752,778
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	7,355,000	7,420,749
Main Street Natural Gas Inc 5% 12/1/2027 (Toronto Dominion Bank Guaranteed)	1,000,000	1,020,659
Main Street Natural Gas Inc 5% 12/1/2028 (Toronto Dominion Bank Guaranteed)	1,420,000	1,469,312
Main Street Natural Gas Inc 5% 6/1/2030 (Toronto Dominion Bank Guaranteed)	250,000	261,893
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	480,000	497,683
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	1,115,000	1,180,112
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (b)	4,055,000	4,055,000
Main Street Natural Gas Inc Series 2022 C, 4% tender 8/1/2052 (b)(f)	12,050,000	12,034,131
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	245,000	245,347
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,300,000	1,343,961
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	1,220,000	1,271,983
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	620,000	622,542
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2027 (Citigroup Inc Guaranteed)	1,700,000	1,730,722
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2028 (Citigroup Inc Guaranteed)	1,850,000	1,902,905
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2028 (Royal Bank of Canada Guaranteed)	1,025,000	1,051,455
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	550,000	550,000
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	900,000	929,545
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	310,000	327,140
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	275,000	275,000
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citigroup Inc Guaranteed)	875,000	878,587
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,000,000	1,050,393
TOTAL GENERAL OBLIGATIONS		48,329,673
Health Care - 0.2%
Cobb Cnty GA Kennestone Hosp (Wellstar Health System Inc Proj.) Series 2025 A, 2.36% 4/1/2047, LOC Bank of America NA VRDN (b)	4,850,000	4,850,000
Housing - 0.3%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev (North Block Assoc Proj.) 3.4% tender 2/1/2029 (b)	2,950,000	2,960,175
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev Series 2025, 3.15% tender 12/1/2029 (b)	3,602,000	3,603,020
Decatur GA Hsg Auth Multifamily Hsg Rev Series 2025, 3.6% tender 8/1/2028 (b)	1,225,000	1,231,071
Warner Robins GA Hsg Auth Multifamily Rev Series 2024, 5% tender 2/1/2029 (b)	2,500,000	2,568,506
TOTAL HOUSING		10,362,772
Other - 0.1%
Columbia GA Hsg Au Mlti Fam Rv 5% tender 4/1/2028 (b)	1,250,000	1,264,242
Fulton Cnty GA Dev Auth Rev Series 2025, 5% 6/1/2027	750,000	763,077
TOTAL OTHER		2,027,319
Special Tax - 0.0%
Metro Atlanta Rapid Tran Sales 2.5% 9/15/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	1,000,000	1,000,016
Synthetics - 0.0%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 2.56% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,600,000	1,600,000
Transportation - 0.3%
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2027 (c)	2,045,000	2,080,952
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2029 (c)	3,655,000	3,841,591
Atlanta GA Arpt Rev Series 2026 B1, 5% 7/1/2029 (c)	1,225,000	1,287,537
Atlanta GA Arpt Rev Series 2026 B2, 5% 7/1/2030 (c)	1,415,000	1,504,696
TOTAL TRANSPORTATION		8,714,776
TOTAL GEORGIA		111,319,897
Hawaii - 0.3%
General Obligations - 0.2%
Hawaii St Gen. Oblig. Series 2016 FB, 4% 4/1/2029	6,000,000	6,005,375
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	815,000	818,323
TOTAL GENERAL OBLIGATIONS		6,823,698
Housing - 0.1%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (b)	4,205,000	4,221,662
TOTAL HAWAII		11,045,360
Idaho - 0.2%
General Obligations - 0.0%
Idaho St Gen. Oblig. TAN Series 2026, 4% 6/30/2027	1,500,000	1,516,323
Health Care - 0.0%
Idaho Health Facilities Authority (Trinity Health Proj.) Series 2013ID, 2.65% tender 12/1/2048 (b)	1,000,000	1,000,090
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2021 A, 5% 3/1/2032	505,000	545,265
TOTAL HEALTH CARE		1,545,355
Housing - 0.2%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	20,000	20,124
Idaho Hsg & Fin Assn Multifamily Hsg Rev 3.35% tender 6/10/2050 (b)	2,500,000	2,506,390
TOTAL HOUSING		2,526,514
TOTAL IDAHO		5,588,192
Illinois - 3.4%
Education - 0.2%
Illinois Fin Auth Rev 2.5% 10/5/2026 CP	4,900,000	4,898,936
Illinois Fin Auth Rev 2.55% 9/17/2026 CP	3,000,000	2,999,903
Illinois Finance Authority Rev (Midwestern Univ Fndtn Ill Ed Ln Rev Proj.) Series 2026A, 5% 7/1/2031 (c)	460,000	485,141
Illinois Finance Authority Rev (Midwestern Univ Fndtn Ill Ed Ln Rev Proj.) Series 2026A, 5% 7/1/2032 (c)	290,000	306,707
TOTAL EDUCATION		8,690,687
General Obligations - 1.4%
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026 (Assured Guaranty Inc Insured)	2,000,000	2,009,577
Chicago IL Brd Ed Series 2025 B, 5.25% 12/1/2031	650,000	672,310
Chicago IL Brd Ed Series 2025C, 5.25% 12/1/2028	1,000,000	1,022,655
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	3,600,000	3,616,474
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2030	1,652,000	1,645,810
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2027	3,585,000	3,605,236
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	2,200,000	2,210,804
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	1,720,000	1,728,446
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	235,000	235,677
Illinois St Gen. Oblig. 5% 2/1/2027	3,380,000	3,411,000
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2030	3,000,000	3,004,297
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	1,000,000	1,022,360
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	4,910,000	4,912,579
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	1,755,000	1,761,382
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	1,175,000	1,204,630
Illinois St Gen. Oblig. Series MARCH 2021 C, 4% 3/1/2028	2,300,000	2,334,155
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2029	1,005,000	1,056,335
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	2,920,000	2,962,376
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	625,000	646,664
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,051,080
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	1,030,000	1,073,947
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2027	500,000	503,520
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2030	550,000	585,797
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2027	395,000	395,642
TOTAL GENERAL OBLIGATIONS		42,672,753
Health Care - 0.3%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	95,000	95,145
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	140,000	140,205
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	3,000,000	3,002,672
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) 5% tender 8/15/2052 (b)	5,210,000	5,282,418
TOTAL HEALTH CARE		8,520,440
Housing - 0.0%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	40,000	39,004
Other - 0.2%
Illinois Fin Auth Rev Series 2019, U.S. SOFR Index + 1.2%, 3.698% tender 11/1/2034 (b)(i)	1,935,000	1,940,149
Illinois Finance Authority 0% 10/6/2026 CP	1,000,000	999,777
Illinois Finance Authority 0% 9/10/2026 CP	2,000,000	2,000,045
TOTAL OTHER		4,939,971
Special Tax - 0.1%
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2027	500,000	513,688
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	575,000	516,101
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	1,000,000	913,909
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	1,000,000	1,023,162
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	1,675,000	1,711,288
TOTAL SPECIAL TAX		4,678,148
Synthetics - 0.1%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 3.3% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,385,000	1,385,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XF8113, 3.22% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,000,000	1,000,000
Illinois Fin Auth Lease Rev Participating VRDN Series 2024 MIZ9167, 3.15% 5/15/2034 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	2,000,000	2,000,000
TOTAL SYNTHETICS		4,385,000
Transportation - 0.9%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2027 (c)	1,595,000	1,606,033
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2029 (c)	5,010,000	5,207,544
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (c)	2,500,000	2,517,293
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2027 (c)	1,815,000	1,827,554
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2028 (c)	2,150,000	2,204,708
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	7,500,000	7,549,867
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	85,000	85,565
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	6,580,000	6,752,653
TOTAL TRANSPORTATION		27,751,217
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2030 (Build America Mutual Assurance Co Insured)	1,825,000	1,946,773
Illinois Fin Auth Wtr Fac Rev 3.875% tender 5/1/2040 (b)	1,500,000	1,519,885
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027	1,275,000	1,285,055
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028	465,000	479,478
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2029	2,000,000	2,122,548
TOTAL WATER & SEWER		7,353,739
TOTAL ILLINOIS		109,030,959
Indiana - 1.2%
Electric Utilities - 0.3%
Indiana Mun Pwr Agy Pwr Supply Series 2025A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	4,000,000	4,028,593
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	5,120,000	5,152,219
TOTAL ELECTRIC UTILITIES		9,180,812
General Obligations - 0.1%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2029 (Build America Mutual Assurance Co Insured)	450,000	471,866
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	509,056
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,175,000	1,221,442
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	600,000	633,999
TOTAL GENERAL OBLIGATIONS		2,836,363
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2027	230,000	232,277
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2028	340,000	348,941
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2029	380,000	395,632
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2030	500,000	526,330
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	7,770,000	8,040,075
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	205,000	205,000
TOTAL HEALTH CARE		9,748,255
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	535,000	524,937
Lease Revenue - 0.2%
Indiana St Fin Auth Rev Series 2025A, 5% 2/1/2030	5,000,000	5,307,238
Resource Recovery - 0.3%
Indiana St Dev Fin Au Sol Wst (Waste Management Inc Del Proj.) 4.6% tender 10/1/2031 (b)(c)	5,000,000	5,005,644
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 2.9% tender 5/1/2028 (b)(c)	3,400,000	3,400,000
TOTAL RESOURCE RECOVERY		8,405,644
Special Tax - 0.0%
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 1/15/2030	175,000	186,630
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2028	275,000	285,920
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2029	475,000	502,993
Indianapolis IN Local PIB Bank Lo Income Tax Rev (Indianapolis Pub Trans Corp Proj.) Series 2025 A, 5% 7/15/2030	275,000	295,040
TOTAL SPECIAL TAX		1,270,583
Transportation - 0.0%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	760,000	765,002
TOTAL INDIANA		38,038,834
Iowa - 0.4%
Education - 0.1%
Iowa Student Ln Liquidity Corp Series 2026B, 5% 12/1/2028 (c)	1,000,000	1,037,676
Iowa Student Ln Liquidity Corp Series 2026B, 5% 12/1/2030 (c)	670,000	710,215
Iowa Student Ln Liquidity Corp Series 2026B, 5% 12/1/2031 (c)	750,000	800,858
TOTAL EDUCATION		2,548,749
General Obligations - 0.3%
Pefa Inc Iowa Gas Proj Rev Series 2019, 5% tender 9/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,000,000	7,000,001
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2027 (MassMutual Global Funding II Guaranteed)	130,000	131,125
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2028 (MassMutual Global Funding II Guaranteed)	645,000	659,393
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2029 (MassMutual Global Funding II Guaranteed)	670,000	692,199
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2030 (MassMutual Global Funding II Guaranteed)	180,000	187,282
TOTAL GENERAL OBLIGATIONS		8,670,000
Other - 0.0%
Iowa Fin Auth Single Family Mtg Rev Series 2020 E, 2.24% 7/1/2049 VRDN (b)	2,050,000	2,050,000
TOTAL IOWA		13,268,749
Kansas - 0.8%
Electric Utilities - 0.2%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.5% 9/1/2035 VRDN (b)	5,000,000	5,000,000
Health Care - 0.0%
Kansas St Dev Fin Auth Hosp Rev 5% tender 11/15/2054 (b)	1,465,000	1,530,640
Housing - 0.1%
Kansas St Dev Fin Auth Multifamily Hsg Rev (Seasons Proj.) Series 2025F, 2.95% tender 9/1/2059 (b)	2,610,000	2,605,821
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (b)	1,700,000	1,707,222
TOTAL HOUSING		4,313,043
Other - 0.4%
Manhattan KS 5% 6/15/2028 (Build America Mutual Assurance Co Insured)	4,165,000	4,172,723
Park City Kans Gen. Oblig. Series 2024 1, 3.625% 10/1/2027	5,000,000	5,001,820
TOTAL OTHER		9,174,543
Synthetics - 0.1%
University Kansas Hosp Auth Hlth Fac Rev Participating VRDN Series 2026 YX1483, 2.31% 3/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,235,000	4,235,000
TOTAL KANSAS		24,253,226
Kentucky - 3.0%
Education - 0.3%
Kentucky Higher Ed Student Ln Corp Student Ln Rev (Federal Family Education Loan Program Proj.) Series 2023 1A 1, 2.55% 6/1/2043, LOC Bank of America NA VRDN (b)(c)	10,200,000	10,200,000
Pikeville KY Edl Facs Rev Series 2026, 3.8% 8/1/2028	1,250,000	1,249,729
TOTAL EDUCATION		11,449,729
Electric Utilities - 0.5%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	5,500,000	5,500,000
Paducah KY Elec Plant Brd Rev Series 2026, 5% 10/1/2028	700,000	728,500
Paducah KY Elec Plant Brd Rev Series 2026, 5% 10/1/2030	825,000	880,942
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,980,000	9,008,530
TOTAL ELECTRIC UTILITIES		16,117,972
General Obligations - 0.6%
Fayette County School District/KY TRAN Series 2026, 4% 6/15/2027	9,405,000	9,485,609
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (b)	8,000,000	8,054,212
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024A, 5% 7/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	575,000	582,098
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% 2/1/2027	365,000	367,487
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	1,000,000	1,050,660
TOTAL GENERAL OBLIGATIONS		19,540,066
Health Care - 0.3%
Kentucky Econ Dev Fin Auth (Commonspirit Health Proj.) 2.4% 5/1/2034 VRDN (b)	4,280,000	4,280,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,015,000	2,018,898
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2026	700,000	701,144
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2027	1,700,000	1,736,908
TOTAL HEALTH CARE		8,736,950
Housing - 0.0%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2026C, 6.25% 7/1/2056	720,000	806,950
Industrial Development - 0.8%
Louisville Jefferson Cnty KY Reg Arpt Auth (Ups Worldwide Forwarding Inc Proj.) 3% 1/1/2029 (United Parcel Service Inc Guaranteed) VRDN (b)(c)	2,600,000	2,600,000
Louisville Jefferson Cnty KY Reg Arpt Auth (Ups Worldwide Forwarding Inc Proj.) Series 1999 B, 3% 1/1/2029 (United Parcel Service of America Inc Guaranteed) VRDN (b)(c)	7,600,000	7,600,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.35% 7/1/2060 VRDN (b)(c)	6,820,000	6,820,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.35% 7/1/2060 VRDN (b)(c)	7,000,000	7,000,000
TOTAL INDUSTRIAL DEVELOPMENT		24,020,000
Water & Sewer - 0.5%
Rural Wtr Fing Agy KY Pub Projs Rev Series 2024A, 3.7% 5/1/2027	5,000,000	5,000,588
Rural Wtr Fing Agy KY Pub Projs Rev Series 2024B, 3.05% 5/1/2027	5,000,000	4,998,975
Rural Wtr Fing Agy KY Pub Projs Rev Series 2025A, 2.75% 5/1/2028	5,000,000	4,957,095
TOTAL WATER & SEWER		14,956,658
TOTAL KENTUCKY		95,628,325
Louisiana - 0.9%
Housing - 0.2%
Louisiana Housing Corp Series 2025, 3.15% tender 4/1/2030 (b)	6,000,000	5,995,029
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	155,000	166,056
TOTAL HOUSING		6,161,085
Industrial Development - 0.5%
St James Parish LA Rev (Nucor Corp Proj.) 2.66% 11/1/2040 VRDN (b)	9,600,000	9,600,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series SUB 2017D, 3% tender 6/1/2037 (b)	3,185,000	3,160,885
St John Baptist Parish LA Rev Series 2017 C, 3.3% tender 6/1/2037 (b)	2,000,000	2,004,880
TOTAL INDUSTRIAL DEVELOPMENT		14,765,765
Synthetics - 0.1%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 2.56% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	2,600,000	2,600,000
Transportation - 0.1%
New Orleans LA Aviation Board 5% 1/1/2027 (c)	1,430,000	1,439,460
New Orleans LA Aviation Board 5% 1/1/2028 (c)	2,690,000	2,760,227
TOTAL TRANSPORTATION		4,199,687
TOTAL LOUISIANA		27,726,537
Maryland - 0.5%
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Frederick Memorial Hospital MD Proj.) Series 2023, 5% 7/1/2027	1,360,000	1,379,852
Maryland Health & Higher Educational Facilities Authority Series 2026C, 5% 8/15/2027	2,000,000	2,044,041
TOTAL HEALTH CARE		3,423,893
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	55,000	55,115
Special Tax - 0.0%
Frederick Cnty MD Spl Oblig Series 2020 A, 5% 7/1/2027	980,000	997,376
Synthetics - 0.2%
Baltimore County Gen. Oblig. Participating VRDN 2.63% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,600,000	1,600,000
Integrace Obligated Group Participating VRDN Series 2022 024, 2.63% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,500,000	5,500,000
TOTAL SYNTHETICS		7,100,000
Transportation - 0.1%
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	550,000	544,874
State of Maryland Department of Transportation (Bwi Airport Proj.) 5% 8/1/2028 (Assured Guaranty Inc Insured) (c)	1,450,000	1,504,563
TOTAL TRANSPORTATION		2,049,437
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 A, 5% 7/1/2029	755,000	759,354
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2028	2,000,000	2,012,543
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 A, 5% 7/1/2029	1,000,000	1,005,767
TOTAL WATER & SEWER		3,777,664
TOTAL MARYLAND		17,403,485
Massachusetts - 1.2%
Education - 0.1%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (c)	1,775,000	1,824,641
Massachusetts St Dev Fin Agy Rv (Emerson College, MA Proj.) Series 2025, 5% 1/1/2027	505,000	507,395
TOTAL EDUCATION		2,332,036
General Obligations - 0.3%
Abington MA Gen. Oblig. BAN 4% 4/22/2027	2,100,000	2,111,073
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026	930,000	933,103
City of Quincy MA Gen. Oblig. BAN 5% 8/13/2027	3,000,000	3,062,744
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	2,600,000	2,604,291
Nahant Mass Gen. Oblig. BAN 4% 7/23/2027	1,900,000	1,917,964
TOTAL GENERAL OBLIGATIONS		10,629,175
Housing - 0.0%
Massachusetts Hsg Fin Agy Series 2023 C2, 4% 12/1/2027	800,000	801,733
Other - 0.5%
Massachusetts Hsg Fin Agy Series 2024 A 3, 3.6% 12/1/2026	14,985,000	14,991,922
Synthetics - 0.3%
Massachusetts Dev Fin Agcy Rev Participating VRDN Series 2026 YX1471, 2.31% 10/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	10,240,000	10,240,000
Transportation - 0.0%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2027 (c)	285,000	289,821
TOTAL MASSACHUSETTS		39,284,687
Michigan - 2.4%
Education - 0.3%
Michigan St Univ Revs 2.56% 10/21/2026 CP	2,216,000	2,215,664
Michigan St Univ Revs 2.65% 11/18/2026 CP	6,006,000	6,005,291
University MI Univ Revs 2.14% 4/1/2036 VRDN (b)	2,000,000	2,000,000
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2027 (Build America Mutual Assurance Co Insured)	500,000	514,187
TOTAL EDUCATION		10,735,142
Electric Utilities - 0.1%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	3,465,000	3,459,281
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,190,000	1,203,496
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	650,000	667,741
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	290,000	302,737
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	305,000	321,797
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	320,000	340,792
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	335,000	358,735
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2029 (State of Michigan Guaranteed)	200,000	211,193
TOTAL GENERAL OBLIGATIONS		3,406,491
Health Care - 0.6%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.53% tender 1/15/2047 (b)(i)	965,000	965,000
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 1, 2.53% tender 12/1/2034 (b)	1,250,000	1,250,000
Michigan State Hospital Finance Authority (Bronson Methodist Hsp, MI Proj.) 5% 11/15/2029	7,695,000	8,117,496
Michigan State Hospital Finance Authority (Henry Ford Health Care Corp,Mi Proj.) Series 2026A 1, 5% 11/15/2027	3,000,000	3,076,108
Michigan State Hospital Finance Authority (Henry Ford Health Care Corp,Mi Proj.) Series 2026A 1, 5% 11/15/2028	1,600,000	1,666,808
Michigan State Hospital Finance Authority (Henry Ford Health Care Corp,Mi Proj.) Series 2026A 1, 5% 11/15/2029	3,095,000	3,266,333
TOTAL HEALTH CARE		18,341,745
Housing - 0.1%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	1,640,000	1,632,148
Lease Revenue - 0.3%
Michigan St Bldg Auth Rev Series 2023 I, 2.38% 4/15/2058 (b)	10,000,000	10,000,000
Other - 0.0%
Michigan Finance Authority Series 2026A 2, 5% 8/20/2027	1,250,000	1,276,689
Pooled Loans - 0.1%
Michigan Finance Authority RAN Series 2026A 1, 5% 7/20/2027	1,750,000	1,784,238
Synthetics - 0.2%
Michigan Finance Authority Participating VRDN Series 2025 XG0634, 2.33% 3/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,500,000	3,500,000
Western MI Univ Revs Participating VRDN Series 2025 YX1397, 2.32% 11/15/2054 (b)(d)	4,440,000	4,440,000
TOTAL SYNTHETICS		7,940,000
Transportation - 0.6%
Wayne Cnty MI Arpt Auth Rev Series 2017 E, 4% 12/1/2026 (c)	3,795,000	3,803,827
Wayne Cnty MI Arpt Auth Rev Series 2017 E, 4% 12/1/2027 (c)	3,000,000	3,035,237
Wayne Cnty MI Arpt Auth Rev Series 2023 E, 5% 12/1/2028 (Assured Guaranty Inc Insured) (c)	3,000,000	3,129,488
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2026 (c)	4,990,000	5,013,894
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2027 (c)	3,750,000	3,839,670
TOTAL TRANSPORTATION		18,822,116
TOTAL MICHIGAN		77,397,850
Minnesota - 1.0%
Education - 0.0%
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (b)	1,000,000	1,009,955
General Obligations - 0.1%
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	1,725,000	1,745,038
Health Care - 0.3%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	6,470,000	6,732,601
Minnesota Agricultural & Economic Development Board 5% 11/15/2027	385,000	394,029
Minnesota Agricultural & Economic Development Board 5% 11/15/2028	445,000	462,740
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2026, 5% 5/1/2027	1,500,000	1,521,701
St Cloud Minn Health Care Rv Series 2026, 5% 5/1/2028	1,810,000	1,873,549
TOTAL HEALTH CARE		10,984,620
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	110,000	116,150
Other - 0.1%
City of Rochester MN 0% 12/2/2026 CP	2,000,000	1,999,708
Synthetics - 0.3%
Plymouth MN Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9268, 2.58% 7/6/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	6,330,000	6,330,000
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.51% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	2,420,000	2,420,000
TOTAL SYNTHETICS		8,750,000
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (c)	1,580,000	1,590,452
Minneapolis Met Airport Commis Series 2024B, 5% 1/1/2027 (c)	4,755,000	4,786,457
TOTAL TRANSPORTATION		6,376,909
Water & Sewer - 0.0%
Minnesota Rural Wtr Fin Auth Series 2026, 2.875% 1/1/2028	1,500,000	1,498,430
TOTAL MINNESOTA		32,480,810
Mississippi - 0.3%
Education - 0.1%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (b)	2,430,000	2,349,606
Electric Utilities - 0.0%
Mississippi Business Fin Corp Gulf Opportunity Zone Rev 3% tender 5/1/2037 (Liquidity Facility National Rural Utilities Cooperative Finance Corp), (National Rural Utilities Cooperative Finance Corp Guaranteed) (b)	1,000,000	999,864
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2029	175,000	184,331
Resource Recovery - 0.2%
Mississippi Bus Fin Corp Sld Wst Disp Rev (Waste Management Inc Del Proj.) 4.25% tender 3/1/2027 (b)(c)	5,000,000	5,021,804
TOTAL MISSISSIPPI		8,555,605
Missouri - 1.2%
General Obligations - 0.0%
Jackson Cnty MO Spl Oblig Series 2032 A, 5% 12/1/2028	1,000,000	1,047,302
Kearney MO Gen. Oblig. Series 2020, 2% 3/1/2034	715,000	607,810
TOTAL GENERAL OBLIGATIONS		1,655,112
Health Care - 0.3%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 C, 5% tender 5/1/2052 (b)	10,000,000	10,329,934
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2027	540,000	547,638
TOTAL HEALTH CARE		10,877,572
Housing - 0.2%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,260,000	1,268,281
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	35,000	35,186
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	70,000	69,194
Saint Louis MO Indl Dev Auth (The Brewery Apts Proj.) 3.15% tender 4/1/2046 (b)	3,800,000	3,802,116
TOTAL HOUSING		5,174,777
Lease Revenue - 0.0%
Barry Cnty MO Ctfs Partn 5% 10/1/2026	550,000	550,659
Other - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig 5% 3/1/2027 (c)	1,000,000	1,010,499
Missouri St Health & Edl Facs Series 2025A, 5% 2/1/2027	970,000	977,226
TOTAL OTHER		1,987,725
Pooled Loans - 0.3%
Missouri St Pub Utils Commn Rev Series 2026, 4% 10/1/2027	10,000,000	10,053,285
Synthetics - 0.3%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 3.3% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,740,000	4,740,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2026 YX1477, 2.31% 5/15/2054 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,950,000	2,950,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.51% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,700,000	1,700,000
TOTAL SYNTHETICS		9,390,000
TOTAL MISSOURI		39,689,130
Montana - 0.0%
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2026 A, 5% 6/1/2027	605,000	614,642
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2026 A, 5% 6/1/2028	300,000	310,615
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2026 A, 5% 6/1/2029	230,000	241,958
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (b)	100,000	105,018
TOTAL HEALTH CARE		1,272,233
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	155,000	154,831
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	20,000	20,085
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	150,000	148,266
TOTAL HOUSING		323,182
TOTAL MONTANA		1,595,415
Nebraska - 0.3%
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	2,460,000	2,550,351
Housing - 0.1%
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (b)	2,260,000	2,271,255
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	35,000	35,037
TOTAL HOUSING		2,306,292
Industrial Development - 0.0%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.69% 11/1/2026 VRDN (b)(c)	700,000	700,000
Transportation - 0.1%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Inc Insured) (c)	1,000,000	1,024,499
Omaha NE Arpt Auth Arpt Rev Series 2026A, 5% 12/15/2027 (c)	825,000	845,528
Omaha NE Arpt Auth Arpt Rev Series 2026A, 5% 12/15/2029 (c)	820,000	864,748
TOTAL TRANSPORTATION		2,734,775
TOTAL NEBRASKA		8,291,418
Nevada - 0.1%
Electric Utilities - 0.0%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	335,000	338,366
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	270,000	269,948
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	370,000	372,057
TOTAL ELECTRIC UTILITIES		980,371
Housing - 0.0%
Nevada Hsg Div Series 2026, 2.95% tender 6/1/2045 (b)	938,000	926,357
Resource Recovery - 0.0%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 2.85% tender 12/1/2026 (b)(c)(f)	1,200,000	1,198,687
Transportation - 0.1%
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	275,000	280,429
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2027 (c)	200,000	203,251
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2028 (c)	225,000	232,586
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2029 (c)	580,000	608,162
TOTAL TRANSPORTATION		1,324,428
TOTAL NEVADA		4,429,843
New Hampshire - 0.7%
Education - 0.5%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	2,750,000	2,753,945
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	8,630,000	8,642,382
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015B, 3.3% tender 6/1/2040 (b)	500,000	500,685
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,740,000	3,745,366
TOTAL EDUCATION		15,642,378
Housing - 0.0%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	670,000	670,278
Resource Recovery - 0.1%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 3.25% tender 7/1/2033 (b)(c)	2,500,000	2,500,159
Synthetics - 0.1%
Nat'l Fin Auth NH Specialty Bonds Participating VRDN Series 2024 MS0023, 2.58% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	3,710,000	3,710,000
TOTAL NEW HAMPSHIRE		22,522,815
New Jersey - 2.0%
Education - 0.5%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (c)	1,245,000	1,272,936
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (c)	1,425,000	1,432,079
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2026 (c)	2,000,000	2,009,935
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (c)	1,000,000	1,036,794
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (c)	2,700,000	2,760,583
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1 A, 5% 12/1/2027 (c)	1,900,000	1,942,633
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1 A, 5% 12/1/2028 (c)	2,000,000	2,073,589
Montclair State University Inc Series 2025A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	1,250,000	1,300,775
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	580,000	615,783
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	460,000	495,892
TOTAL EDUCATION		14,940,999
General Obligations - 1.1%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/6/2027	5,850,000	5,882,121
Borough of Mountainside NJ Gen. Oblig. BAN 5% 7/16/2027	1,191,000	1,209,220
Essex Cnty NJ Gen. Oblig. BAN Series 2026, 4% 7/7/2027	7,000,000	7,079,809
Hudson Cnty NJ Gen. Oblig. BAN Series 2026, 4% 2/24/2027	535,000	538,393
Hudson Cnty NJ Impt Auth Lease Rev Gen. Oblig. RAN Series 2026B 1, 4% 6/11/2027	1,250,000	1,262,533
Monmouth Cnty NJ Impt Auth Rev Gen. Oblig. BAN Series 2026, 4% 3/12/2027	3,500,000	3,523,383
Morristown NJ Gen. Oblig. BAN 4% 5/28/2027	1,800,000	1,815,074
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	1,510,000	1,510,000
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2026	1,100,000	1,104,219
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	155,000	157,863
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2027	400,000	409,480
New Jersey St Edl Facs Auth Rev (New Jersey St Proj.) Series 2023 A, 5% 9/1/2027	200,000	204,740
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (g)	145,000	139,484
Newark NJ Gen. Oblig. BAN 4% 12/11/2026	4,000,000	4,011,047
Newark NJ Gen. Oblig. Series 2020 A, 5% 10/1/2027	2,200,000	2,254,122
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	595,000	595,529
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	585,000	599,134
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	245,000	255,489
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	155,000	164,057
Piscataway Twp NJ Gen. Oblig. 2% 2/1/2031	500,000	467,003
Woodcliff Lake NJ Gen. Oblig. BAN 4% 6/17/2027	1,600,000	1,607,059
TOTAL GENERAL OBLIGATIONS		34,789,759
Housing - 0.3%
New Jersey Housing & Mortgage Finance Agency Series 2025B, 2.95% 11/1/2028	3,000,000	2,989,424
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (c)	1,000,000	1,002,957
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	2,090,000	2,090,105
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.9% 11/1/2027	1,285,000	1,281,616
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.95% 5/1/2028	1,070,000	1,063,974
TOTAL HOUSING		8,428,076
Other - 0.1%
New Jersey Housing & Mortgage Finance Agency Series 2025 D 2, 3.1% tender 7/1/2029 (b)	600,000	600,203
New Jersey Housing & Mortgage Finance Agency Series 2025, 3.15% tender 12/1/2043 (b)	1,000,000	1,000,195
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2024B, 3.375% 11/1/2027	2,250,000	2,256,729
TOTAL OTHER		3,857,127
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,340,000	1,360,570
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	740,000	765,104
TOTAL TOBACCO BONDS		2,125,674
Transportation - 0.0%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	90,000	90,499
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2028 (Build America Mutual Assurance Co Insured)	1,000,000	1,048,255
TOTAL TRANSPORTATION		1,138,754
TOTAL NEW JERSEY		65,280,389
New Jersey,New York - 0.3%
Transportation - 0.3%
Port Auth NY & NJ 5% 10/15/2028 (c)	975,000	1,015,140
Port Auth NY & NJ 5% 9/15/2029 (c)	250,000	256,850
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	4,640,000	4,664,913
Port Auth NY & NJ Series 242, 5% 12/1/2027 (c)	5,000,000	5,133,845
TOTAL NEW JERSEY,NEW YORK		11,070,748
New Mexico - 0.4%
Electric Utilities - 0.1%
Farmington NM Pollution Ctl Series 2010 D, 3.9% tender 6/1/2040 (b)	3,000,000	3,029,637
General Obligations - 0.0%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	1,255,000	1,316,246
Housing - 0.2%
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	1,865,000	1,865,109
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	65,000	65,285
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	240,000	255,000
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	155,000	155,574
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	3,000,000	3,006,028
TOTAL HOUSING		5,346,996
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 2.63% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,720,000	1,720,000
TOTAL NEW MEXICO		11,412,879
New York - 5.7%
Education - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2027	500,000	507,009
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	470,000	470,000
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	1,935,000	1,931,065
TOTAL ELECTRIC UTILITIES		2,401,065
General Obligations - 2.3%
Auburn NY Gen. Oblig. BAN Series 2026, 4.5% 8/12/2027	4,562,405	4,626,131
Bellmore NY Un Free Sch Dist 2% 6/15/2029	530,000	502,555
Board Coop Ed NY Sole Sup Dist RAN Series 2026, 5% 6/18/2027	1,900,000	1,915,607
City of New York NY Gen. Oblig. 1.75% tender 1/1/2032 (Assured Guaranty Inc Insured) (b)	225,000	225,000
City of New York NY Gen. Oblig. 3% 5/1/2052 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	5,000,000	5,000,000
City of New York NY Gen. Oblig. Series B 5, 3.05% 10/1/2046 (Liquidity Facility Barclays Bank PLC) VRDN (b)	5,000,000	5,000,000
City of New York NY Gen. Oblig. Series FISCAL 2021 2, 3.1% 4/1/2042 VRDN (b)	2,000,000	2,000,000
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	2,700,000	2,814,483
Delhi NY Cent Sch Dist BAN Series 2026, 4% 6/24/2027	2,900,000	2,923,838
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	340,000	335,858
Ellenville NY Cent Sch Dist BAN Series 2026, 4% 6/25/2027	2,800,000	2,820,634
Elmira Hght Csd BAN Series 2026, 4% 6/24/2027	3,300,000	3,327,960
Gouverneur NY Cent Sch Dist BAN 4% 6/24/2027	7,700,000	7,755,740
Greenburgh NY Cent Sch Dist BAN Series 2026, 4% 5/28/2027	1,400,000	1,412,855
Hornell City School District BAN Series 2026, 4% 6/23/2027	3,500,000	3,531,524
Massapequa NY Un Free Sch Dist 2% 10/1/2031	530,000	475,624
North Tonawanda NY Gen. Oblig. BAN Series 2026, 4% 5/14/2027	4,500,000	4,526,782
Poughkeepsie NY City Sch Dist BAN Series 2026, 4% 6/22/2027	8,100,000	8,162,302
Scotia Glenville NY Cent Sch Dist BAN Series 2026, 4.5% 6/25/2027	3,600,000	3,647,009
South Ctry Cent Sch Dist NY Br BAN Series 2026 A, 4.5% 5/28/2027 (f)	1,000,000	1,004,225
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	175,000	175,355
Syracuse NY BAN Series 2026 C, 4% 7/16/2027	1,500,000	1,513,330
Warsaw NY Cent Sch Dist BAN Series 2026, 4% 6/24/2027	3,000,000	3,020,097
Waterloo NY Cent School Dist BAN Series 2026, 4% 6/29/2027	4,900,000	4,945,036
TOTAL GENERAL OBLIGATIONS		71,661,945
Health Care - 0.4%
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2017, 5% 12/1/2026	350,000	351,393
Monroe Cnty NY Indl Dev Corp (Rochester General Hospital,Ny Proj.) Series 2020 A, 5% 12/1/2028	1,000,000	1,037,434
New York St Dorm Auth Revs Non St Supported Debt 2.72% 12/1/2026 CP	10,000,000	9,999,863
TOTAL HEALTH CARE		11,388,690
Housing - 0.8%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	780,000	792,677
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	115,000	115,839
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	765,000	770,004
New York City Housing Development Corp Series 2026 G 2, 3.15% tender 5/1/2066 (b)	2,410,000	2,398,636
New York NY Hsg Dev Multi Rev (89 Murray Street Associates Llc Proj.) 2.37% 6/15/2039, LOC Fannie Mae VRDN (b)(c)	1,500,000	1,500,000
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) 1.1% tender 11/1/2061 (b)	510,000	501,372
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 E 2, 3.8% tender 11/1/2063 (b)	670,000	670,330
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 E 2, 3.875% tender 11/1/2063 (b)	70,000	70,032
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2024 A, 3.375% tender 11/1/2063 (b)	7,285,000	7,286,950
New York State Housing Finance Agency (New York Mhsg 8/22/2007 Proj.) Series 2026D 2, 3.15% tender 5/1/2066 (b)	3,000,000	2,955,191
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.7% tender 5/1/2063 (b)	6,000,000	6,002,657
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	1,000,000	998,676
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	375,000	378,633
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	15,000	14,971
State of New York Mortgage Agency Series 262, 3.8% 10/1/2026 (c)	680,000	680,188
State of New York Mortgage Agency Series 262, 3.85% 4/1/2027 (c)	775,000	777,286
TOTAL HOUSING		25,913,442
Industrial Development - 0.0%
New York St Energy Rda Pcr 4.45% tender 10/1/2028 (Ambac Assurance Corp Insured) (b)	300,000	300,000
Other - 0.4%
Connetquot Central School District BAN 4% 6/17/2027	3,500,000	3,531,415
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2027	230,000	233,605
Dutchess Cnty NY Loc Dev Corp Rev Series 2025, 5% 7/1/2028	325,000	335,605
New York State Housing Finance Agency Series 2026 B 2, 3% tender 11/1/2055 (b)	10,000,000	9,889,728
TOTAL OTHER		13,990,353
Special Tax - 0.2%
Battery Pk City Auth NY Rev Series 2019D 1, 2.99% 11/1/2038 (Liquidity Facility TD Bank NA) VRDN (b)	800,000	800,000
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	1,310,000	1,347,680
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB G1, 5% 11/1/2029	1,710,000	1,820,508
New York NY City Transitional Fin Auth Rev 5% 11/1/2027	775,000	797,292
NY Mta Dedicated Tax Fund Series 2017 A, 3% 11/15/2030	425,000	420,107
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	450,000	439,961
Triborough Brdg & Tunl NY Rett Series 2025 A, 5% 12/1/2027	2,000,000	2,060,499
TOTAL SPECIAL TAX		7,686,047
Synthetics - 0.4%
Liberty NY Dev Corp Rev Participating VRDN 2.63% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,200,000	2,200,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.53% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,595,000	1,595,000
New York State Dormitory Authority Participating VRDN Series 2025 ZL0699, 2.31% 3/15/2053 (b)(d)	3,400,000	3,400,000
New York Twy Auth Pers Income Tax Rev Participating VRDN Series 2026 XF8174, 3.07% 9/15/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,875,000	1,875,000
Oneida County Local Development Corp Participating VRDN Series 2026 1002, 2.36% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,000,000	3,000,000
TOTAL SYNTHETICS		12,070,000
Transportation - 1.0%
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,070,000	1,075,455
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2027	1,185,000	1,219,053
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	660,000	683,728
Metropolitan Transn Auth NY Rv Series 2025B, 5% 11/15/2026	7,000,000	7,034,418
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2027 (c)	5,000,000	5,031,436
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2029 (c)	3,900,000	3,989,009
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2027 (c)	1,025,000	1,047,606
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	5,870,000	5,895,887
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	1,915,000	1,957,235
Port Auth NY & NJ Series 227, 3% 10/1/2027 (c)	3,500,000	3,507,491
TOTAL TRANSPORTATION		31,441,318
Water & Sewer - 0.1%
New York NY Cty Muni Wtr Fin Auth Series BB 1, 3% 6/15/2049 (Liquidity Facility Bank of America NA) VRDN (b)	3,800,000	3,800,000
TOTAL NEW YORK		181,159,869
North Carolina - 1.1%
Education - 0.0%
North Carolina Edl Facs Fin (Duke Univ Nc Rev Proj.) 2% 6/1/2027 VRDN (b)	720,000	720,000
Escrowed/Pre-Refunded - 0.4%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	12,350,000	12,351,265
General Obligations - 0.0%
Charlotte NC 2.65% 10/6/2026, LOC Bank of America NA CP	1,000,000	999,943
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	170,000	159,731
TOTAL GENERAL OBLIGATIONS		1,159,674
Health Care - 0.5%
Atrium Health Series 2018 B, 1.95% tender 1/15/2048 (b)	3,075,000	2,908,122
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	4,960,000	4,990,342
Atrium Health Series 2021 B, 3.25% tender 1/15/2050 (b)	4,555,000	4,569,645
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2025 D, 2.35% 6/1/2055 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	3,400,000	3,400,000
TOTAL HEALTH CARE		15,868,109
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2028 (c)	400,000	414,428
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2029 (c)	1,150,000	1,209,667
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2027	2,460,000	2,475,779
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	130,000	131,829
Raleigh Durham NC Arpt Auth Arpt Rev Series 2017 A, 5% 5/1/2027 (c)	745,000	755,481
TOTAL TRANSPORTATION		4,987,184
TOTAL NORTH CAROLINA		35,086,232
North Dakota - 0.4%
Electric Utilities - 0.1%
County of Mercer ND 2.68% 10/21/2026 (Liquidity Facility National Rural Utilities Cooperative Finance Corp) CP	4,000,000	3,999,702
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	55,000	59,094
Other - 0.3%
County of Mercer ND 0% 9/10/2026 CP	7,400,000	7,400,274
TOTAL NORTH DAKOTA		11,459,070
Ohio - 2.8%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	605,000	602,017
Electric Utilities - 0.4%
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	3,575,000	3,588,067
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(c)	9,140,000	9,184,199
TOTAL ELECTRIC UTILITIES		12,772,266
General Obligations - 0.3%
Kettering Ohio City Sch Dist BAN Series 2026, 5% 12/15/2026	4,000,000	4,021,859
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	2,765,000	2,892,559
Trumbull Cnty OH Gen. Oblig. BAN 4% 3/11/2027	1,000,000	1,005,154
TOTAL GENERAL OBLIGATIONS		7,919,572
Health Care - 1.3%
Allen Cnty OH Hosp Facs Rev Series 2022B 1, 5% tender 10/1/2049 (b)	8,290,000	8,432,034
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2027	1,040,000	1,060,790
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) 2.3% 11/1/2064 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	5,500,000	5,500,000
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2013OH, 2.65% tender 12/1/2046 (b)	6,500,000	6,500,587
Ohio St Higher Ed Fac Comm (Cleveland Clinic Foundtn (The) Proj.) 2.58% tender 10/22/2026 CP mode	3,500,000	3,499,693
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	710,000	705,018
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) 3% 1/15/2046, LOC Royal Bank of Canada/New York NY VRDN (b)	1,300,000	1,300,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 2.82% 1/15/2045 VRDN (b)	1,735,000	1,735,000
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2025A, 5% 1/15/2027	2,000,000	2,014,149
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2025A, 5% 1/15/2028	6,735,000	6,910,285
Ohio St Hosp Rev Series 2021B, 2.55% 1/15/2049 VRDN (b)	3,000,000	3,000,000
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	300,000	306,131
TOTAL HEALTH CARE		40,963,687
Housing - 0.3%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	765,000	766,171
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (b)	6,687,000	6,685,265
Ohio Hsg Fin Agy Mf Hsg Rev Series 2026, 2.96% tender 12/1/2045 (b)	2,000,000	1,983,978
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	25,000	25,187
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	225,000	242,728
TOTAL HOUSING		9,703,329
Other - 0.3%
American Mun Pwr Rev 5% 2/15/2027	695,000	701,531
American Mun Pwr Rev 5% 2/15/2028	480,000	493,772
Cuyahoga Ohio Met Hsg Auth Multifamily Hsg Rev Series 2024, 3.45% tender 2/1/2028 (b)	4,440,000	4,448,521
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025, 3.35% tender 7/1/2043 (b)	4,000,000	4,020,040
TOTAL OTHER		9,663,864
Special Tax - 0.1%
Huber Heights Ohio Gen Incometax Spl Oblig BAN 5% 11/19/2026	4,500,000	4,519,387
Transportation - 0.1%
Cleveland OH Arpt Sys Rev Series 2018A, 5% 1/1/2027 (c)	2,990,000	3,011,283
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (c)	350,000	352,491
TOTAL TRANSPORTATION		3,363,774
TOTAL OHIO		89,507,896
Oklahoma - 1.3%
General Obligations - 0.2%
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,230,000	3,275,057
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2029	3,000,000	3,159,380
TOTAL GENERAL OBLIGATIONS		6,434,437
Health Care - 0.4%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2015A, 5% 8/15/2027	1,590,000	1,591,737
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 2.92% 8/15/2031 VRDN (b)	5,000,000	5,000,000
OK Dev Fin Auth Health Sys Rev Series 2020 C, 2.75% 8/15/2031 (b)	5,475,000	5,475,000
TOTAL HEALTH CARE		12,066,737
Housing - 0.1%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (b)	1,500,000	1,500,201
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (b)	2,280,000	2,283,483
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	45,000	48,644
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	50,000	55,019
TOTAL HOUSING		3,887,347
Lease Revenue - 0.3%
Creek Cnty OK Edl Facs Auth Lease Rev Series 2024, 5% 9/1/2027	2,650,000	2,704,808
Creek Cnty OK Edl Facs Auth Lease Rev Series 2024, 5% 9/1/2029	2,000,000	2,089,197
Dewey Cnty Okla Edl Facs Authedl Facs Lease Rev Series 2016, 5% 9/1/2026	1,230,000	1,230,000
OK Cnty Okla Fin Auth Edl Facs Lease Rev Series 2025, 5% 9/1/2029	1,620,000	1,667,076
Washington Cnty OK Edl Facs Auth Edl Facs Lease Rev Series 2023, 5% 9/1/2027	455,000	462,023
TOTAL LEASE REVENUE		8,153,104
Other - 0.3%
Kingfisher Cnty Okla Indpt Schdist No 89 Cashion 5% 5/1/2027	2,175,000	2,197,623
Oklahoma Hsg Fin Agy Multifamily Hsg Rev Series 2026, 3.125% tender 6/1/2045 (b)	1,000,000	1,000,396
Oklahoma Hsg Fin Agy Multifamily Hsg Rev Series 2026, 3.375% tender 2/1/2047 (b)	5,000,000	5,011,602
TOTAL OTHER		8,209,621
Special Tax - 0.0%
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2029	310,000	327,985
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2030	645,000	692,346
TOTAL SPECIAL TAX		1,020,331
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.51% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,265,568	1,265,568
TOTAL OKLAHOMA		41,037,145
Oregon - 0.3%
General Obligations - 0.0%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2030 (c)	450,000	475,435
Salem Keizer School Dist 0% 6/15/2028 (g)	370,000	350,631
TOTAL GENERAL OBLIGATIONS		826,066
Health Care - 0.0%
Oregon St Facs Auth Rev 5% 10/1/2029	1,000,000	1,000,167
Industrial Development - 0.1%
Oregon State Business Development Commission (Intel Corp Proj.) Series 232, 3.8% tender 12/1/2040 (b)	2,000,000	2,017,949
Lease Revenue - 0.1%
Oregon St Gen. Oblig. Series 2024 D, 5% 6/1/2028	2,500,000	2,602,339
Other - 0.0%
Oregon St Hsg & Cmnty Svcs Dept Hsg Dev Rev Series 2025Q, 3.125% tender 7/1/2044 (b)	700,000	700,373
Transportation - 0.1%
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2028 (c)	720,000	745,710
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2029 (c)	2,860,000	3,000,452
TOTAL TRANSPORTATION		3,746,162
TOTAL OREGON		10,893,056
Pennsylvania - 4.8%
Education - 0.1%
Lycoming County Authority Series 2013 S2, 3.85% tender 11/1/2035 (b)	2,000,000	2,003,768
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2028	1,600,000	1,631,986
TOTAL EDUCATION		3,635,754
General Obligations - 1.1%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2027	700,000	711,968
Pennsylvania St 5% 9/1/2026	6,590,000	6,590,000
Pennsylvania St 5% 9/1/2027	1,000,000	1,023,891
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	640,000	640,548
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	950,000	951,865
Pennsylvania St Gen. Oblig. Series 2018, 5% 3/1/2028	1,215,000	1,256,326
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2027	2,760,000	2,818,785
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2029	2,345,000	2,482,189
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2027	5,750,000	5,872,468
Philadelphia PA Sch Dist Series 2026B, 5% 9/1/2028	3,930,000	4,092,472
Philadelphia PA Sch Dist TRAN Series 2026 2027 B, 5% 6/30/2027 (h)	10,600,000	10,777,236
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Inc Insured)	5,000	5,050
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Inc Insured)	5,000	5,055
TOTAL GENERAL OBLIGATIONS		37,227,853
Health Care - 1.8%
Alleg Cnty PA Dev Auth Series 2017 D 2 SUB E, SIFMA Municipal Swap Index x 0.7%, 2.98% tender 11/15/2047 (b)(i)	4,000,000	3,979,546
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	7,975,000	7,984,592
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2026	1,020,000	1,022,842
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2027	1,160,000	1,185,545
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2027	200,000	202,137
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2028	210,000	215,426
Lehigh Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2026A, 5% 8/15/2028	2,000,000	2,075,549
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.09% 9/1/2050 VRDN (b)	6,700,000	6,700,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2026	1,250,000	1,250,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 3.05% 11/1/2061, LOC Bank of America NA VRDN (b)	5,000,000	5,000,000
Pennsylvania Higher Educational Facilities Authority (Univ of Penn Health Systems Proj.) Series 2026 B, 5% 8/15/2033 (h)	1,750,000	1,886,217
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.09% 9/1/2050 VRDN (b)	7,895,000	7,895,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2025 B, 2.25% 6/1/2055 (Liquidity Facility TD Bank NA) VRDN (b)	15,000,000	15,000,000
TOTAL HEALTH CARE		54,396,854
Housing - 0.3%
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 10/1/2028	280,000	295,370
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 10/1/2030	290,000	316,331
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 10/1/2031	200,000	220,950
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 10/1/2032	325,000	362,789
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 10/1/2033	325,000	366,819
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2027	275,000	279,562
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2029	220,000	234,238
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2031	250,000	274,207
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2032	250,000	277,772
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2033	350,000	392,651
Pennsylvania Housing Finance Agency (PA Single Family Mortgage Proj.) Series 2026 153A, 5.5% 4/1/2034	350,000	395,417
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.3% 10/1/2050 (Liquidity Facility Royal Bank of Canada) VRDN (b)	5,000,000	5,000,000
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	280,505
TOTAL HOUSING		8,696,611
Resource Recovery - 1.0%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 2.75% tender 6/1/2044 (b)(c)	6,300,000	6,297,310
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 2.95% tender 4/1/2034 (b)(c)	2,000,000	1,999,217
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 2.95% tender 4/1/2049 (b)(c)	3,000,000	2,998,827
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 3% tender 8/1/2045 (b)(c)	2,000,000	2,000,142
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.25% tender 8/1/2038 (b)(c)	3,000,000	2,999,812
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	10,405,000	10,416,513
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2025 A, 2.85% tender 6/1/2049 (b)(c)	3,500,000	3,500,000
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 3.25% tender 8/1/2037 (b)(c)	2,900,000	2,899,852
TOTAL RESOURCE RECOVERY		33,111,673
Transportation - 0.4%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (c)	680,000	685,160
Pennsylvania Turnpike Commission Series 2025, 2.36% 12/1/2045, LOC Bank of America NA VRDN (b)	5,000,000	5,000,000
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2028	410,000	416,754
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2029	690,000	701,407
Philadelphia PA Airport Rev Series 2020 C, 5% 7/1/2028 (c)	460,000	476,176
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (c)	640,000	651,092
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	3,170,000	3,281,473
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2027 (c)	1,145,000	1,164,845
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2028 (c)	1,000,000	1,035,165
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2030 (c)	355,000	376,056
TOTAL TRANSPORTATION		13,788,128
Water & Sewer - 0.1%
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2028	275,000	286,909
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2029 (Assured Guaranty Inc Insured)	275,000	292,553
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2030 (Assured Guaranty Inc Insured)	200,000	215,667
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2031 (Assured Guaranty Inc Insured)	300,000	327,311
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2032 (Assured Guaranty Inc Insured)	385,000	423,922
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5% 9/1/2033 (Assured Guaranty Inc Insured)	350,000	388,469
TOTAL WATER & SEWER		1,934,831
TOTAL PENNSYLVANIA		152,791,704
Rhode Island - 0.5%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2028	350,000	362,627
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2029	350,000	368,889
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2030	335,000	357,636
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2031	350,000	377,299
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2032	465,000	505,084
Rhode Island Health & Edl Bldg Corp Rev 2.57% 10/6/2026 CP	7,000,000	6,999,171
Rhode Island St Student Ln 5% 12/1/2027 (c)	1,000,000	1,022,315
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	145,000	145,080
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (c)	570,000	572,645
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (c)	490,000	507,921
TOTAL EDUCATION		11,218,667
General Obligations - 0.1%
Bristol-Warren RI Regl Sch Dis BAN Series 2026 2, 4% 6/2/2027	1,800,000	1,814,891
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) 5% 9/15/2027 (Assured Guaranty Inc Insured)	1,000,000	1,021,045
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2028 (Build America Mutual Assurance Co Insured)	900,000	933,196
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2029 (Build America Mutual Assurance Co Insured)	800,000	843,814
TOTAL GENERAL OBLIGATIONS		4,612,946
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	25,000	25,085
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2027	35,000	35,458
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2028	250,000	258,516
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 76 A, 5% 4/1/2029	300,000	315,479
TOTAL HOUSING		634,538
Tobacco Bonds - 0.0%
Tobacco Settlement Fing Corp RI Series 2015 A, 5% 6/1/2027	20,000	20,033
TOTAL RHODE ISLAND		16,486,184
South Carolina - 0.6%
Education - 0.0%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2028	435,000	451,933
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2029	475,000	502,274
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2030	390,000	418,735
TOTAL EDUCATION		1,372,942
Electric Utilities - 0.2%
South Carolina St Svc Auth Rev (Santee Cooper Sys Sc Proj.) Series 2019 A, 2.47% 1/1/2036 VRDN (b)	5,000,000	5,000,000
South Carolina St Svc Auth Rev 5% 12/1/2026	170,000	171,012
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2027	550,000	566,300
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2028	550,000	576,556
TOTAL ELECTRIC UTILITIES		6,313,868
General Obligations - 0.2%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	25,000	25,038
South Carolina Assn Govt Orgt (South Carolina St Proj.) Gen. Oblig. Series 2026A, 4% 3/1/2027	2,000,000	2,012,905
York Cnty SC Sch Dist No 1 York BAN Series 2026, 4.5% 7/28/2027	3,000,000	3,051,013
TOTAL GENERAL OBLIGATIONS		5,088,956
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	40,000	40,320
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	125,000	135,363
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2029	285,000	298,529
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2030	310,000	328,597
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2029	300,000	316,651
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2030	305,000	324,901
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2026 B 1, 6.25% 1/1/2057	540,000	599,835
TOTAL HOUSING		2,044,196
Other - 0.1%
South Carolina Hsg Fin Dev Mfh Series 2025, 3.25% tender 1/1/2046 (b)	3,500,000	3,495,132
TOTAL SOUTH CAROLINA		18,315,094
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2052 (b)	855,000	895,861
South Dakota St Hlth & Edl Fac Series 2025B, 5% 11/1/2027	3,100,000	3,172,610
TOTAL HEALTH CARE		4,068,471
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2017D, 4% 11/1/2047	80,000	80,025
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	85,000	90,843
TOTAL HOUSING		170,868
TOTAL SOUTH DAKOTA		4,239,339
Tennessee - 1.8%
Electric Utilities - 0.1%
Tennessee Engy Acq Crp Gas Rev 5.625% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	2,000,000	2,000,000
General Obligations - 0.4%
Metropolitan Govt Nashville & Davidson Cnty TN 2.57% 10/22/2026 (Liquidity Facility TD Bank NA) CP	7,000,000	6,998,879
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2028	1,440,000	1,456,416
Tennessee St 2.57% 10/8/2026 CP	2,500,000	2,499,564
TOTAL GENERAL OBLIGATIONS		10,954,859
Health Care - 0.4%
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2015, 5% 4/1/2027	5,750,000	5,754,957
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2029	1,710,000	1,795,304
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2026 B, 5% 7/1/2029	6,000,000	6,299,312
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (b)	200,000	210,739
TOTAL HEALTH CARE		14,060,312
Housing - 0.5%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (b)	4,090,000	4,115,038
Dickson TN Health & Edl Facs Brd Multifamily Rev 3.05% tender 4/1/2044 (b)	2,000,000	1,996,865
Kingsport Tenn Indl Dev Brd Collateralized Multifamily Hsg Rev Series 2025, 2.95% tender 9/1/2029 (b)	3,225,000	3,213,982
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	2,415,000	2,415,616
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	140,000	137,821
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2026 2, 6% 7/1/2027 (h)	325,000	333,516
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2026 2, 6% 7/1/2028 (h)	500,000	527,319
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2026 2, 6% 7/1/2029 (h)	320,000	346,087
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) Series 2026 2, 6% 7/1/2030 (h)	250,000	276,306
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	50,000	49,924
TOTAL HOUSING		13,412,474
Other - 0.2%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg Series 2023, 3.8% tender 12/1/2029 (b)	2,000,000	2,003,366
Jackson TN Health & Hsg Mfh Rv 4% tender 4/1/2045 (b)	2,000,000	2,008,087
Knoxville TN Cmnty Dev Corp Multi Fam Rev 3.5% tender 12/1/2029 (b)	3,262,000	3,278,476
TOTAL OTHER		7,289,929
Synthetics - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.51% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,300,000	1,300,000
Transportation - 0.1%
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (c)	435,000	441,602
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2029 (c)	1,375,000	1,441,002
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2027 (c)	400,000	406,070
Metro Nashville Arpt Auth Rev Series 2026 D, 5% 7/1/2028 (c)	400,000	413,125
TOTAL TRANSPORTATION		2,701,799
Water & Sewer - 0.1%
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev 2.6% 10/5/2026, LOC TD Bank NA CP	4,150,000	4,149,770
TOTAL TENNESSEE		55,869,143
Texas - 11.1%
Education - 0.7%
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2026A, 5% 8/15/2027	540,000	551,489
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2026A, 5% 8/15/2028	555,000	578,459
Board of Regents of the University of Texas System 2.49% 9/10/2026 (Liquidity Facility University of Texas Investment Management Company) CP	4,000,000	4,000,030
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2029 (c)	1,050,000	1,081,756
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2026 1A, 5% 4/1/2028 (c)	300,000	307,879
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2026 1A, 5% 4/1/2031 (c)	750,000	793,699
Clifton Higher Education Finance Corp Series 2024, 5% 8/15/2027	340,000	347,097
Clifton Higher Education Finance Corp Series 2024A, 5% 8/15/2027	1,275,000	1,302,128
Clifton Higher Education Finance Corp Series 2024A, 5% 8/15/2028	675,000	704,056
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2027	2,015,000	2,057,873
Clifton Higher Education Finance Corp Series 2025A, 5% 2/15/2027	3,000,000	3,030,690
Clifton Higher Education Finance Corp Series 2025A, 5% 2/15/2028	3,660,000	3,776,809
Clifton Higher Education Finance Corp Series 2025A, 5% 2/15/2029	600,000	627,398
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2028 (h)	1,170,000	1,202,781
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2030 (h)	2,065,000	2,191,806
Texas State Gen. Oblig. Series 2017, 5% 8/1/2028 (c)	1,325,000	1,362,468
TOTAL EDUCATION		23,916,418
Electric Utilities - 0.8%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2028	1,750,000	1,834,178
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2028 (Assured Guaranty Inc Insured)	1,400,000	1,449,356
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2028	400,000	414,774
Lower Colorado River Authority 2.65% 9/28/2026, LOC Truist Bank CP	3,098,000	3,097,982
New Braunfels TX Util Rev Series 2026, 5% 7/1/2027	680,000	693,211
New Braunfels TX Util Rev Series 2026, 5% 7/1/2029	1,000,000	1,059,305
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	1,555,000	1,527,235
San Antonio TX Elec & Gas Rev Series 2023, 3.65% tender 2/1/2053 (b)	4,000,000	4,007,480
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (b)	4,795,000	4,782,825
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (b)	1,215,000	1,206,558
San Antonio TX Elec & Gas Rev Series 2026A, 3% tender 2/1/2055 (b)	5,000,000	4,948,599
San Antonio TX Elec & Gas Rev Series 2026B, 3.25% tender 2/1/2056 (b)	1,835,000	1,834,399
TOTAL ELECTRIC UTILITIES		26,855,902
General Obligations - 2.8%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	750,000	791,625
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	1,470,000	1,485,286
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	2,270,000	2,311,304
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	6,720,000	6,723,153
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	1,295,000	1,314,502
Brazoria Cnty Tex Toll Rd Authtoll Rd Rev Gen. Oblig. Series 2024, 5.375% tender 3/1/2054 (b)(h)	2,400,000	2,429,657
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (b)	1,520,000	1,609,351
Denton Independent School District Series B1, 4% tender 8/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	8,325,000	8,473,304
El Paso Independent School District Series 2020, 5% tender 2/1/2040 (b)	2,635,000	2,706,910
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2027	600,000	613,567
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2027	2,295,000	2,346,894
Fort Bend TX Indpt Sch Dist Series 2024B, 4% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	9,910,000	10,000,215
Harris Cnty TX 2.64% 10/2/2026 (Liquidity Facility State Street Bank & Trust Co) CP	1,000,000	999,953
Harris County Hospital District Gen. Oblig. Series 2025, 5% 2/15/2029	1,000,000	1,053,659
Hidalgo Cnty Tex Gen. Oblig. Series 2025, 5% 8/15/2028	850,000	884,938
Leander Independent School District 0% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed) (g)	1,000,000	987,048
Leander Independent School District Series 2025 B, 0% 8/15/2028 (g)	950,000	895,156
Leander Independent School District Series 2025 B, 0% 8/15/2029 (g)	600,000	545,711
Mckinney Tex Gen. Oblig. Series 2023A, 5% 8/15/2027	180,000	184,070
Mckinney Tex Gen. Oblig. Series 2023A, 5% 8/15/2028	350,000	365,134
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,400,000	1,475,307
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,720,000	3,743,897
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	7,325,000	7,363,450
Northside TX Indpt Sch Dist Series 2023B, 3.1% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	4,550,000	4,523,766
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	8,525,000	8,541,368
Port of Port Arthur TX Nav Dist Gen. Oblig. Series 2017, 5% 3/1/2028 (c)	1,645,000	1,660,482
Prosper Tex Indpt Sch Dist 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,815,000	1,852,902
Round Rock TX Indpt Sch Dist Series 2025A, 5% tender 8/1/2044 (b)	3,000,000	3,215,287
Sinton Tex Indpt Sch Dist Series 2022, 5% tender 8/15/2047 (b)	4,715,000	4,809,486
Texas Mun Gas Acquisition & Supply Corp I Gas Supply Rev 5.25% 12/15/2026 (Merrill Lynch & Co Inc Guaranteed)	500,000	502,898
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	1,070,000	1,076,763
Texas Municipal Gas Acquisition And Supply Corp VI Series 2025, 5% 1/1/2028	400,000	407,479
Texas Municipal Gas Acquisition And Supply Corp VI Series 2025, 5% 1/1/2029	645,000	663,808
Texas Municipal Gas Acquisition And Supply Corp VI Series 2026 A, 5% 3/1/2028 (Bank of America Corp Guaranteed)	1,200,000	1,224,433
Texas Municipal Gas Acquisition And Supply Corp VI Series 2026 A, 5% 3/1/2029 (Bank of America Corp Guaranteed)	225,000	231,800
TOTAL GENERAL OBLIGATIONS		88,014,563
Health Care - 0.6%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	1,475,000	1,486,505
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	6,165,000	6,227,549
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 E, 3.05% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	9,000,000	9,000,000
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5% 1/1/2027	605,000	608,051
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5% 1/1/2028	800,000	815,967
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2026F, 5% tender 11/15/2055 (b)	210,000	222,743
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Series 2026E, 5% 11/15/2028	2,150,000	2,248,257
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 B, 5% tender 11/15/2064 (b)	1,425,000	1,506,561
TOTAL HEALTH CARE		22,115,633
Housing - 0.3%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2026, 2.65% tender 3/1/2029 (b)	315,000	312,848
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	2,660,000	2,665,495
Legacy Denton Public Facility Corp 2.96% tender 4/1/2043 (b)	700,000	699,510
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (b)	3,695,000	3,717,371
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	530,000	574,309
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	1,120,000	1,122,389
Thf Pub Fac Corp Tex Multifamily Hsg Rev Series 2025, 3.34% tender 2/1/2044 (b)	2,500,000	2,511,384
TOTAL HOUSING		11,603,306
Industrial Development - 1.4%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 2.69% 8/1/2038 VRDN (b)(c)	1,325,000	1,325,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.55% 12/1/2027 VRDN (b)(c)	40,615,000	40,615,000
TOTAL INDUSTRIAL DEVELOPMENT		41,940,000
Lease Revenue - 0.2%
County of Wise TX Series 2021, 5% 8/15/2027	1,000,000	1,014,282
Texas State Gen. Oblig. Series 2019, 5% 8/1/2028 (c)	1,500,000	1,556,985
Texas State Gen. Oblig. Series 2019, 5% 8/1/2029 (c)	2,835,000	2,961,993
TOTAL LEASE REVENUE		5,533,260
Other - 0.7%
Alamo Tex Area Hsg Fin Corp Multifamily Hsg Rev Series 2024, 3.39% tender 7/10/2044 (b)	6,000,000	6,040,020
Austin Affordable Pfc Inc Texmultifamily Hsg Rev Series 2024B, 5% tender 9/1/2028 (b)	1,050,000	1,071,643
El Paso Independent School District Series 2026B, 5% 8/15/2029	2,000,000	2,120,929
Fort Bend Cnty Tex Mun Util Dist No 182 Gen. Oblig. 5.25% 9/1/2026 (Build America Mutual Assurance Co Insured)	1,005,000	1,005,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Series 2020 A, 5% tender 5/15/2050 (b)	2,500,000	2,666,637
Harris County Hospital District Gen. Oblig. 5% 2/15/2028	2,250,000	2,325,724
Housing Options Inc Tex Multifamily Rev 3.75% tender 11/1/2045 (b)	3,000,000	3,030,194
Houston Higher Education Finance Corp 2.58% 11/19/2026 CP	400,000	399,955
Legacy Denton Public Facility Corp Series 2025, 2.7% tender 10/1/2043 (b)	2,000,000	1,979,437
Texas Municipal Gas Acquisition & Supply Corp V 5% 1/1/2027	500,000	502,533
TOTAL OTHER		21,142,072
Resource Recovery - 0.3%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018, 3.25% tender 11/1/2048 (b)(c)	1,540,000	1,539,949
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 2.85% tender 5/1/2046 (b)(c)	7,800,000	7,800,000
TOTAL RESOURCE RECOVERY		9,339,949
Special Tax - 0.2%
City of Austin TX Special Tax Revenue Series 2026A, 5% 11/15/2029	800,000	850,284
Dallas TX Rapid Transit Sales Tax Rev 2.45% 10/27/2026 CP	3,450,000	3,448,485
East Downtown Redevelopment Authority 5% 9/1/2026	300,000	300,000
Houston TX Hotel Occ Tx & Spl Rev Series 2021, 4% 9/1/2026 (Escrowed to Maturity)	275,000	275,000
TOTAL SPECIAL TAX		4,873,769
Synthetics - 0.8%
Corsicana Independent School District Participating VRDN 2.31% 2/15/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,010,000	2,010,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.51% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,118,240	1,118,240
Harris County Hospital District Gen. Oblig. Participating VRDN Series 2026 XM1370, 2.31% 2/15/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	11,600,000	11,600,000
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.58% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	11,100,000	11,100,000
TOTAL SYNTHETICS		25,828,240
Transportation - 2.1%
Austin Tex Airport Sys Series 2025, 5% 11/15/2026 (c)	440,000	441,686
Austin Tex Airport Sys Series 2025, 5% 11/15/2027 (c)	2,850,000	2,914,454
Austin Tex Airport Sys Series 2025, 5% 11/15/2028 (c)	1,525,000	1,588,080
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2028 (c)	1,000,000	1,041,364
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2029 (c)	895,000	942,645
Central TX Regl Mobility Auth Rev (Central TX Regl Mobility Auth Rev Proj.) 5% 1/1/2027	900,000	906,926
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (c)	2,380,000	2,421,249
City of Houston TX Airport System Revenue Series 2020 C, 5% 7/15/2027 (c)	1,615,000	1,633,708
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2028 (Assured Guaranty Inc Insured) (c)	4,000,000	4,144,286
City of Houston TX Airport System Revenue Series 2025 A, 5% 7/1/2028 (c)	1,500,000	1,550,575
City of Houston TX Airport System Revenue Series 2025 A, 5% 7/1/2029 (c)	6,000,000	6,286,350
Dallas Fort Worth International Airport Series 2023 C, 5% 11/1/2026 (c)	1,800,000	1,806,268
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2026 (c)	5,390,000	5,408,248
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2027 (c)	13,170,000	13,486,112
Dallas Fort Worth International Airport Series 2025 A 2, 5% tender 11/1/2050 (b)(c)	7,500,000	7,850,776
Fort Bend Cnty TX Toll Rd Rev Series 2025, 5% 3/1/2028 (Assured Guaranty Inc Insured)	500,000	516,805
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	550,000	564,155
Love Field TX Arpt Mod Rev 5% 11/1/2026 (c)	405,000	406,314
Love Field TX Arpt Mod Rev 5% 11/1/2027 (c)	415,000	424,192
North East Texas Regional Mobility Authority Series 2025A, 5% 1/1/2027	370,000	372,448
North East Texas Regional Mobility Authority Series 2025A, 5% 1/1/2028	500,000	513,053
North East Texas Regional Mobility Authority Series 2025A, 5% 1/1/2029	700,000	730,666
North East Texas Regional Mobility Authority Series 2025B, 5% 1/1/2027	850,000	855,623
North East Texas Regional Mobility Authority Series 2025B, 5% 1/1/2028	500,000	513,053
North TX Twy Auth Rev Series 2023 A, 5% 1/1/2027	275,000	277,181
Port of Houston Auth Series 2023, 5% 10/1/2026	955,000	956,879
San Antonio TX Arpt Sys Rev Series 2026, 5% 7/1/2027 (c)	1,700,000	1,727,630
San Antonio TX Arpt Sys Rev Series 2026, 5% 7/1/2028 (c)	1,360,000	1,406,346
San Antonio TX Arpt Sys Rev Series 2026, 5% 7/1/2030 (c)	730,000	773,300
TOTAL TRANSPORTATION		62,460,372
Water & Sewer - 0.2%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,000,000	1,010,279
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2027	1,000,000	1,028,640
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (b)	4,250,000	4,234,767
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2028	500,000	520,258
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2029	600,000	636,088
Temple Tex Util Sys Rev Series 2025, 5% 8/1/2030	405,000	434,814
TOTAL WATER & SEWER		7,864,846
TOTAL TEXAS		351,488,330
Utah - 0.4%
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024 B, 3.4% tender 2/1/2028 (b)	1,500,000	1,505,689
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (b)	1,000,000	994,546
TOTAL HOUSING		2,500,235
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 2.55% 4/1/2028 VRDN (b)	660,000	660,000
Special Tax - 0.0%
Vineyard Redev Agy Utah Tax Increment Rev Series 2021, 5% 5/1/2027 (Assured Guaranty Inc Insured)	240,000	243,427
Synthetics - 0.1%
Downtown Revitalization Public Infrastructure District Participating VRDN Series 2025 XM1293, 3.2% 6/1/2050 (b)(d)	3,175,000	3,175,000
Utah Hsg Corp Single Family Mtg Rev Participating VRDN 2.31% 1/1/2054 (b)(d)	895,000	895,000
TOTAL SYNTHETICS		4,070,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2028 (c)	1,000,000	1,036,072
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (c)	1,300,000	1,321,991
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2028 (c)	1,800,000	1,864,929
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2032 (c)	1,535,000	1,665,780
TOTAL TRANSPORTATION		5,888,772
TOTAL UTAH		13,362,434
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2027 (c)	665,000	671,818
Transportation - 0.0%
Burlington VT Arpt Rev Series 2022A, 5% 7/1/2028	540,000	557,523
TOTAL VERMONT		1,229,341
Virginia - 1.7%
Education - 0.3%
University VA Univ Revs Cp-A 2.5% 10/6/2026 CP	1,500,000	1,499,755
University VA Univ Revs Cp-A 2.53% 10/15/2026 CP	1,500,000	1,499,790
University VA Univ Revs Cp-A 2.53% 9/15/2026 CP	7,000,000	7,000,397
TOTAL EDUCATION		9,999,942
Electric Utilities - 0.5%
Chesapeake VA Economic Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) Series 2008A, 3.65% tender 2/1/2032 (b)	6,360,000	6,408,386
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	2,160,000	2,173,866
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008 A, 3.65% tender 11/1/2035 (b)	4,450,000	4,483,854
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2009A, 3.125% tender 10/1/2040 (b)	250,000	248,753
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) Series 2010A, 3.8% tender 11/1/2040 (b)	2,800,000	2,817,974
TOTAL ELECTRIC UTILITIES		16,132,833
Health Care - 0.2%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2026B, 5% 1/1/2027	400,000	402,673
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2026B, 5% 1/1/2028	750,000	769,679
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	300,000	312,732
Stafford County Economic Development Authority Series 2026A, 5% 6/15/2027	1,645,000	1,671,248
Stafford County Economic Development Authority Series 2026A, 5% 6/15/2028	1,760,000	1,818,597
TOTAL HEALTH CARE		4,974,929
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	170,000	172,674
Virginia Housing Development Authority (VA Comm Mortgage Proj.) Series 2026 J, 2.8% tender 1/1/2057 (b)	515,000	514,572
TOTAL HOUSING		687,246
Industrial Development - 0.3%
Botetourt Cnty Ind Dv Au Idr (Altec Industries Inc Proj.) 2.54% 1/1/2027 VRDN (b)(c)	1,500,000	1,500,000
Virginia Small Business Fing Auth Rev (Virginia Everywhere, Llc Proj.) 2.45% tender 9/3/2026, LOC Credit Agricole Corporate and Investment Bank/New York CP mode (c)	6,750,000	6,750,000
TOTAL INDUSTRIAL DEVELOPMENT		8,250,000
Other - 0.3%
Arlington Cnty VA Indl Dev Auth Multifamily Rev Series 2025, 3.1% tender 12/1/2055 (b)	3,350,000	3,347,943
Virginia Small Business Fing Auth Rev 2.58% 11/12/2026 CP	5,000,000	4,998,337
Virginia Small Business Fing Auth Rev Series 2025, 5% 10/1/2027	1,205,000	1,235,322
TOTAL OTHER		9,581,602
Synthetics - 0.1%
Nat'l Sr Campuses Participating VRDN Series 2022 028, 2.63% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,600,000	3,600,000
TOTAL VIRGINIA		53,226,552
Washington - 1.3%
General Obligations - 0.1%
King Cnty WA Sch Dist No 414 Lake Washington Series 2026, 4% 12/1/2026 (State of Washington Guaranteed)	4,000,000	4,014,555
Health Care - 0.3%
Skagit Cnty Wash Pub Hosp Dist No 1 Rev 4% 12/1/2026	1,300,000	1,301,523
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	50,000	50,963
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	2,105,000	2,209,815
Washington St Health Care Facs Auth Rev 5% 7/1/2027	1,250,000	1,250,741
Washington St Health Care Facs Auth Rev Series 2025A, 5% 3/1/2027	500,000	505,673
Washington St Health Care Facs Auth Rev Series 2025A, 5% 3/1/2028	610,000	628,666
Washington St Health Care Facs Auth Rev Series 2026B 1, 5% 10/1/2030	3,000,000	3,199,638
TOTAL HEALTH CARE		9,147,019
Housing - 0.3%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (b)	5,165,000	5,193,513
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	65,000	65,420
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2030 (h)	295,000	306,675
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2031	450,000	472,351
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 1/1/2032	490,000	515,710
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2028	390,000	400,830
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5% 7/1/2030	350,000	367,939
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	650,000	650,666
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	805,000	806,265
TOTAL HOUSING		8,779,369
Transportation - 0.4%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	2,140,000	2,168,257
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	200,000	203,611
Port Seattle WA Rev Series 2021C, 5% 8/1/2029 (c)	645,000	675,918
Port Seattle WA Rev Series 2025 B, 5% 10/1/2028 (c)	1,930,000	2,004,214
Port Seattle WA Rev Series 2025 B, 5% 10/1/2029 (c)	1,000,000	1,049,947
Port Seattle WA Rev Series 2026 B, 5% 4/1/2028 (c)	3,195,000	3,283,347
Port Seattle WA Rev Series 2026, 5% 10/1/2027 (c)	1,500,000	1,531,759
Port Seattle WA Rev Series 2026, 5% 10/1/2028 (c)	1,760,000	1,825,512
TOTAL TRANSPORTATION		12,742,565
Water & Sewer - 0.2%
King Cnty WA Swr Rev Series 2025 B, 3% 1/1/2042 (Liquidity Facility Bank of America NA) VRDN (b)	7,000,000	7,000,000
TOTAL WASHINGTON		41,683,508
West Virginia - 0.3%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	1,000,000	1,006,420
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.9% 6/1/2033 VRDN (b)	2,700,000	2,700,000
Industrial Development - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	3,980,000	3,970,192
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025A 1, 2.69% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(c)	1,500,000	1,500,000
TOTAL INDUSTRIAL DEVELOPMENT		5,470,192
Resource Recovery - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2014A, 3.75% tender 4/1/2036 (b)(c)	50,000	49,613
Special Tax - 0.0%
Ohio Cnty WV Cnty Commn Spl Dist Excise Tax Rev Series 2025A, 5% 6/1/2027 (Assured Guaranty Inc Insured)	300,000	304,692
TOTAL WEST VIRGINIA		9,530,917
Wisconsin - 1.3%
General Obligations - 0.1%
City of Racine WI Gen. Oblig. 2% 12/1/2033	250,000	210,019
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,610,000	1,598,142
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	1,900,000	1,902,355
Racine WI Uni Sch Dist 5% 4/1/2027 (Assured Guaranty Inc Insured)	150,000	151,916
Racine WI Uni Sch Dist 5% 4/1/2028 (Assured Guaranty Inc Insured)	175,000	180,900
Racine WI Uni Sch Dist 5% 4/1/2029 (Assured Guaranty Inc Insured)	250,000	264,024
Wisconsin St Gen. Oblig. Series 2027 1, 5% 5/1/2030 (h)	250,000	267,088
TOTAL GENERAL OBLIGATIONS		4,574,444
Health Care - 0.4%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2025 A, 5% 6/1/2028	1,000,000	1,033,476
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 C, 3.05% 4/1/2048 (Liquidity Facility BMO Bank NA) VRDN (b)	3,000,000	3,000,000
Wisconsin Health & Edl Facs Auth Health Facs Rev (Unitypoint Health Proj.) Series 2014A, 5% 12/1/2026	2,175,000	2,176,873
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2028	285,000	298,212
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2026	200,000	200,977
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029	2,190,000	2,321,769
Wisconsin St Health & Edl Facs Auth Rev (Mercy Alliance Inc Proj.) Series 2025A, 5% 6/1/2029	735,000	771,230
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2027	790,000	797,355
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2028	515,000	529,932
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5% 2/15/2029	1,910,000	2,000,771
TOTAL HEALTH CARE		13,130,595
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	80,000	80,040
Other - 0.2%
Milwaukee WI Gen. Oblig. Series 2023 N3, 5% 4/1/2028 (Assured Guaranty Inc Insured)	1,690,000	1,749,643
Peshtigo School District 4.75% 3/1/2027	905,000	906,331
Wisconsin Hsg & Economic Dev Auth Multifamily Hsg 5% tender 11/1/2058 (b)	3,250,000	3,276,783
Wisconsin St Health & Edl Facs Auth Rev 4% 9/15/2026	220,000	220,027
TOTAL OTHER		6,152,784
Resource Recovery - 0.6%
Public Fin Auth Wis Pollutionctl Rev (Duke Energy Progress Llc Proj.) Series 2022A 1, 3.3% tender 10/1/2046 (b)	3,300,000	3,301,071
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series A-3, 2.875% tender 7/1/2029 (b)(c)	12,900,000	12,880,553
TOTAL RESOURCE RECOVERY		16,181,624
TOTAL WISCONSIN		40,119,487
Wyoming - 0.0%
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 1, 3.5% 6/1/2052	825,000	821,061
TOTAL MUNICIPAL SECURITIES (Cost $2,545,266,376)		2,546,510,900

Money Market Funds - 9.6%
	Yield (%)	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio - Institutional Class (j)(k)	3.60	246,447,498	246,447,498
Fidelity Municipal Cash Central Fund (l)(m)	2.65	10,578,867	10,580,982
Fidelity SAI Municipal Money Market Fund (j)(k)	2.55	45,263,554	45,272,607
State Street Institutional U.S. Government Money Market Fund Premier Class (k)	3.62	4,116,441	4,116,441
TOTAL MONEY MARKET FUNDS (Cost $306,404,678)			306,417,528

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,192,746,989)	3,192,970,177
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,978,280)
NET ASSETS - 100.0%	3,190,991,897

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
ETF	-	EXCHANGE-TRADED FUND
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $41,273,808 or 1.3% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,470,949 or 1.0% of net assets.

(g)	Zero coupon bond which is issued at a discount.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Affiliated fund.
(k)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.51% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	12/21/2023	1,500,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9232, 2.56% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	2,600,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9233, 2.56% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	7,310,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.51% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2022	1,118,240

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.51% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/18/2024	1,299,999

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.51% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2022	920,000

Nat'l Fin Auth NH Specialty Bonds Participating VRDN Series 2024 MS0023, 2.58% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	3,710,000

Plymouth MN Multi Fam Hsg Rev Participating VRDN Series 2026 MIZ9268, 2.58% 7/6/2029 (Liquidity Facility Mizuho Capital Markets LLC)	7/7/2026	6,330,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.51% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	2,420,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.51% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	11/17/2023	1,700,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.51% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/2022	1,265,568

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.58% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/2023	11,100,000

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	45,696,202	219,754,689	19,003,393	774,898	-	-	246,447,498	246,447,498
Fidelity Municipal Cash Central Fund	32,610,534	73,514,612	95,544,163	79,047	-	(1)	10,580,982	10,578,867
Fidelity SAI Municipal Money Market Fund	45,004,377	268,230	-	268,243	-	-	45,272,607	45,263,554
	123,311,113	293,537,531	114,547,556	1,122,188	-	(1)	302,301,087

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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